Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	SPREADTRUM COMMUNICATIONS INC
Entity Central Index Key	0001287950
Trading Symbol	sprd
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	143,417,350
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 132,156,174	$ 193,214,987
Restricted cash	17,969,238	69,907,475
Short-term deposit	32,995,196	72,494,604
Accounts receivable	50,312,892	10,707,125
Inventories	128,758,328	93,222,004
Deferred costs	16,111,647	64,689,930
Deferred tax assets	2,449,719	2,913,678
Prepayment, other receivables and other current assets, net of allowance of $1,611,000 for an other receivable from a 3rd party of $1,673,677 as of December 31, 2011 and 2012	27,671,372	14,333,897
Total current assets	408,424,566	521,483,700
Property and equipment, net	51,339,035	41,526,660
Acquired intangible assets, net	73,088,731	58,370,481
Long-term investments	52,813,361	13,494,327
Deferred tax assets	770,905	819,404
Goodwill	38,907,902	36,208,295
Long-term restricted cash	63,758,651
Indemnification asset	5,567,241	5,567,241
Other long-term assets	5,484,767	3,586,701
Total assets	700,155,159	681,056,809
Current liabilities
Short-term loans and current portion of a long-term loan	14,089,777	111,626,081
Accounts payable	132,683,966	66,092,263
Advances from customers	20,471,917	91,858,115
Accrued expenses and other current liabilities	53,489,499	66,654,190
Income tax payable	13,226,464	19,137,134
Total current liabilities	233,961,623	355,367,783
Long-term loan	70,000,000
Other long-term obligations	5,222,772	5,532,153
Long-term tax liability	5,567,241	5,567,241
Deferred tax liabilities	1,611,875	1,611,875
Total long-term liabilities	82,401,888	12,711,269
Total liabilities	316,363,511	368,079,052
Commitments and contingencies
Shareholders' equity
Ordinary shares, $0.0001 par value, 550,000,000 shares authorized, 149,427,256 and 148,587,121 shares issued as of December 31, 2011 and 2012, respectively	14,859	14,943
Treasury stock (8,444,997 and 5,169,771 ordinary shares at December 31, 2011 and 2012, respectively)	(35,399,981)	(40,106,332)
Additional paid-in capital	240,730,392	249,260,523
Statutory reserve	16,714,871	12,754,349
Accumulated other comprehensive income	13,459,093	11,765,864
Retained earnings	147,876,486	77,223,577
Total Spreadtrum Communications, Inc. shareholders' equity	383,395,720	310,912,924
Non-controlling interests	395,928	2,064,833
Total shareholders' equity	383,791,648	312,977,757
TOTAL LIABILITIES AND SHAREHOLDERS? EQUITY	$ 700,155,159	$ 681,056,809

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 1,611,000	$ 1,611,000
Prepayment, other receivables and other current assets, other receivable from a 3rd party	$ 1,673,677	$ 1,673,677
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	550,000,000	550,000,000
Ordinary shares, shares issued	148,587,121	149,427,256
Treasury stock, ordinary shares	5,169,771	8,444,997

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue from third parties	$ 720,820,195	$ 674,255,890	$ 346,338,742
Revenue from a related party	4,425,043
Total Revenue	725,245,238	674,255,890	346,338,742
Cost of revenue	454,369,505	393,623,706	193,873,323
Gross profit	270,875,733	280,632,184	152,465,419
Operating expenses
Research and development	139,461,651	117,301,916	58,686,993
Selling, general and administrative	30,494,308	26,958,124	20,188,234
Impairment loss of long-lived assets			4,486,474
Total operating expenses	169,955,959	144,260,040	83,361,701
Income from operations	100,919,774	136,372,144	69,103,718
Other income (expenses)
Interest income	6,680,393	6,338,721	3,600,898
Interest expense	(4,290,800)	(3,930,860)	(1,145,432)
Other income (expenses), net	(285,808)	11,519,886	3,879,409
Total other income	2,103,785	13,927,747	6,334,875
Income before income taxes	103,023,559	150,299,891	75,438,593
Income tax expense	9,980,326	15,092,482	8,129,595
Equity in loss of affiliates	(600,386)	(1,184,716)	(114,560)
Net income	92,442,847	134,022,693	67,194,438
Add: net loss attributable to non-controlling interests	868,802	432,283
Net income attributable to Spreadtrum Communications, Inc.	93,311,649	134,454,976	67,194,438
Add: other comprehensive income
Currency translation adjustments	1,693,229	7,121,025	1,956,139
Comprehensive income	94,136,076	141,143,718	69,150,577
Add: comprehensive income attributable to non-controlling interests
Comprehensive income attributable to Spreadtrum Communications, Inc.	$ 94,136,076	$ 141,143,718	$ 69,150,577
Income per share - basic	$ 0.67	$ 0.94	$ 0.47
Income per share - diluted	$ 0.6	$ 0.83	$ 0.43
Shares used in calculating income per share
Basic	139,995,702	143,312,424	141,739,261
Diluted	156,173,054	162,702,055	157,342,529

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	MobilePeak [Member]	Chengdu Chuanyue [Member]	Ordinary shares [Member]	Ordinary shares [Member] MobilePeak [Member]	Ordinary shares [Member] Chengdu Chuanyue [Member]	Treasury stock [Member]	Treasury stock [Member] MobilePeak [Member]	Treasury stock [Member] Chengdu Chuanyue [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] MobilePeak [Member]	Additional paid-in capital [Member] Chengdu Chuanyue [Member]	Statutory reserve fund [Member]	Statutory reserve fund [Member] MobilePeak [Member]	Statutory reserve fund [Member] Chengdu Chuanyue [Member]	Accumulated other comprehensive income [Member]	Accumulated other comprehensive income [Member] MobilePeak [Member]	Accumulated other comprehensive income [Member] Chengdu Chuanyue [Member]	Retained earnings (accumulated deficits) [Member]	Retained earnings (accumulated deficits) [Member] MobilePeak [Member]	Retained earnings (accumulated deficits) [Member] Chengdu Chuanyue [Member]	Total Spreadtrum Communications, Inc shareholders' equity [Member]	Total Spreadtrum Communications, Inc shareholders' equity [Member] MobilePeak [Member]	Total Spreadtrum Communications, Inc shareholders' equity [Member] Chengdu Chuanyue [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] MobilePeak [Member]	Non-controlling Interests [Member] Chengdu Chuanyue [Member]
Balance at Dec. 31, 2009	$ 114,571,049			$ 13,809						$ 214,063,782			$ 1,069,848			$ 2,688,700			$ (103,265,090)			$ 114,571,049
Balance, shares at Dec. 31, 2009				138,091,420
Issuance of ordinary shares upon exercise of options	4,576,031			673						4,575,358												4,576,031
Issuance of ordinary shares upon exercise of options, shares				6,728,193
Share-based compensation	10,285,561									10,285,561												10,285,561
Appropriation to statutory reserve funds (Note 19)													6,160,627						(6,160,627)
Foreign currency translation	1,956,139															1,956,139						1,956,139
Net income	67,194,438																		67,194,438			67,194,438
Balance at Dec. 31, 2010	198,583,218			14,482						228,924,701			7,230,475			4,644,839			(42,231,279)			198,583,218
Balance, shares at Dec. 31, 2010				144,819,613
Issuance of ordinary shares upon exercise of options	2,545,871			461						2,545,410												2,545,871
Issuance of ordinary shares upon exercise of options, shares				4,607,643
Repurchase of ordinary shares (Note 17)	(40,106,332)						(40,106,332)															(40,106,332)
Repurchase of ordinary shares (Note 17), shares							(8,444,997)
Acquisition of MobilePeak (Note 3(b))	1,300,000									1,300,000												1,300,000
Non-controlling interests arising as a result of acquisition		2,692,000																								2,692,000
Acquisition of non-controlling interests after control is obtained		(97,486)									97,398												97,398			(194,884)
Share-based compensation	16,393,014									16,393,014												16,393,014
Appropriation to statutory reserve funds (Note 19)													5,523,874						(5,523,874)
Cash dividend declared (Note 14(e))	(9,476,246)																		(9,476,246)			(9,476,246)
Foreign currency translation	7,121,025															7,121,025						7,121,025
Net income	134,022,693																		134,454,976			134,454,976			(432,283)
Balance at Dec. 31, 2011	312,977,757			14,943			(40,106,332)			249,260,523			12,754,349			11,765,864			77,223,577			310,912,924			2,064,833
Balance, shares at Dec. 31, 2011				149,427,256			(8,444,997)
Issuance of ordinary shares upon exercise of options	1,891,332			698						1,890,634												1,891,332
Issuance of ordinary shares upon exercise of options, shares				6,976,578
Repurchase of ordinary shares (Note 17)	(31,005,333)						(31,005,333)															(31,005,333)
Repurchase of ordinary shares (Note 17), shares							(4,541,487)
Cancellation of repurchased ordinary shares (Note 17)				(782)			35,711,684			(35,710,902)
Cancellation of repurchased ordinary shares (Note 17), shares				(7,816,713)			7,816,713
Non-controlling interests arising as a result of acquisition			988,158																								988,158
Acquisition of non-controlling interests after control is obtained		(1,366,752)	(592,230)								(170,721)												(170,721)			(1,196,031)	(592,230)
Share-based compensation	25,460,858									25,460,858												25,460,858
Appropriation to statutory reserve funds (Note 19)													3,960,522						(3,960,522)
Cash dividend declared (Note 14(e))	(18,698,218)																		(18,698,218)			(18,698,218)
Foreign currency translation	1,693,229															1,693,229						1,693,229
Net income	92,442,847																		93,311,649			93,311,649			(868,802)
Balance at Dec. 31, 2012	$ 383,791,648			$ 14,859			$ (35,399,981)			$ 240,730,392			$ 16,714,871			$ 13,459,093			$ 147,876,486			$ 383,395,720			$ 395,928
Balance, shares at Dec. 31, 2012				148,587,121			(5,169,771)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOW FROM OPERATING ACTIVITIES
Net income	$ 92,442,847	$ 134,022,693	$ 67,194,438
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment		470,411	42,153
Inventory write-downs	889,131	3,652,506	1,918,214
Depreciation and amortization	27,946,433	20,022,974	10,466,170
Share-based compensation	25,460,858	16,393,014	10,285,561
Equity in loss of affiliates	600,386	1,184,716	114,560
Deferred income taxes	512,458	(1,415,238)	(500,015)
Impairment loss of long-lived assets			4,486,474
Gain arising from revaluation of previously held equity investment in MobilePeak		(1,460,353)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(39,592,167)	(2,323,160)	2,538,913
Inventories	(36,266,959)	(17,858,105)	(53,373,429)
Deferred costs	48,802,171	(2,576,060)	(55,313,169)
Prepayment, other receivables and other current assets	(12,383,081)	1,252,187	(13,493,771)
Accounts payable	57,108,765	(31,947,640)	73,285,809
Advances from customers	(71,608,879)	(15,487,559)	88,046,631
Project cancellation penalty related to Spreadtrum USA acquisition - decrease in accrued expenses			(1,000,000)
Accrued expenses and other liabilities	(9,572,278)	12,499,578	21,531,228
Income tax payable	(5,920,390)	5,924,109	9,954,647
Net cash provided by operating activities	78,419,295	122,354,073	166,184,414
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(17,905,203)	(17,343,168)	(5,748,133)
Payment for use right of certain equipment	(2,000,000)	(3,000,000)
Acquisition of intangible assets	(22,501,266)	(24,495,135)	(9,865,291)
Acquisition net of cash acquired	(4,930,109)	(47,856,256)
Increase in restricted cash	(11,649,135)	(48,415,362)	(7,991,240)
Acquisition of equity investments	(39,861,440)	(3,147,113)	(9,328,540)
Net decrease (increase) in term deposit	39,677,026	109,180,482	(104,201,311)
Loan to third parties	(1,113,674)
Proceeds from disposal of equity investment			747,295
Refund of deposit for land use rights (recorded under other long-term assets).			6,802,876
Net cash used in investing activities	(60,283,801)	(35,076,552)	(129,584,344)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowings from debt	70,075,943	64,013,834
Repayment of debt	(97,728,901)
Proceeds from issuance of shares upon exercise of stock options	1,891,332	2,545,871	4,576,031
Cash paid for acquisition of non-controlling interests after control is obtained	(673,568)
Dividend distribution	(23,424,064)	(4,750,400)
Share repurchase	(31,005,333)	(40,106,332)
Net cash provided (used) by financing activities	(80,864,591)	21,702,973	4,576,031
Effect of exchange rate changes	1,670,284	3,048,854	2,200,173
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(61,058,813)	112,029,348	43,376,275
CASH AND CASH EQUIVALENTS - Beginning of year	193,214,987	81,185,639	37,809,364
CASH AND CASH EQUIVALENTS - End of year	132,156,174	193,214,987	81,185,639
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interests of loans, net of subsidy received	3,103,991	3,255,514	841,674
Cash paid for income taxes	15,025,293	9,210,736
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable for acquisition of property and equipment	1,209,946	384,350	149,822
Accounts payable for acquisition of intangible assets	9,561,863	1,306,950	15,473,458
Other long-term obligations for acquisition of intangible assets	5,222,772	5,532,153	5,482,804
Dividends declared but unpaid		4,725,846
ACQUISITIONS SUPPLEMENTARY INFORMATION
Purchase consideration settled in cash	5,016,148	132,150,813
Less: cash acquired	(86,039)	(84,294,557)
Investing cash outflow from acquisition	4,930,109	47,856,256
MobilePeak [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired		(42,708,645)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for acquisition of non-controlling interests after control is obtained	(81,338)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable for acquisition	1,285,414
ACQUISITIONS SUPPLEMENTARY INFORMATION
Investing cash outflow from acquisition		42,708,645
Telegent [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired	(1,428,612)	(5,147,611)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable for acquisition	2,029,165	3,457,777
ACQUISITIONS SUPPLEMENTARY INFORMATION
Investing cash outflow from acquisition	1,428,612	5,147,611
Chengdu Chuanyue [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired	(3,501,497)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for acquisition of non-controlling interests after control is obtained	(592,230)
ACQUISITIONS SUPPLEMENTARY INFORMATION
Investing cash outflow from acquisition	$ 3,501,497

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Spreadtrum Communications, Inc. ("Holding") is incorporated in the Cayman Islands, British West Indies. On June 27, 2007, Holding became listed on NASDAQ in the United States under the market symbol of "SPRD".

Holding, its subsidiaries and its variable interest entity ("VIE") (hereafter collectively referred to as the "Company") is a fabless semiconductor company that designs, develops and markets mobile chipset platforms for smartphones, feature phones and other consumer electronics products that support 2G, 3G and 4G wireless communications standards. The Company's solutions combine its highly integrated power-efficient chipsets with customizable software and reference designs in a complete turnkey platform, enabling its customers to achieve faster design cycles with a lower development cost. The Company offers a comprehensive portfolio of integrated baseband processor solutions that support a broad range of wireless communications standards, including GSM, GPRS, EDGE, TD-SCDMA, WCDMA, HSPA+ and LTE as well as a wide array of multimedia capabilities. Holding's primary subsidiaries as of December 31, 2012 included the following:

Name of subsidiary	Place of incorporation	Date of incorporation/ acquisition	Percentage of ownership
Spreadtrum Communications (Shanghai) Co., Ltd. ("Spreadtrum Shanghai")	The People's Republic of China (the "PRC")	July 18, 2001	100%
Spreadtrum Communications USA Inc. (formerly known as Quorum System Inc.) ("Spreadtrum USA")	US	January 15, 2008	100%
Spreadtrum Communications (Tianjin) Co., Ltd. ("Spreadtrum Tianjin")	PRC	December 9, 2010	100%
Spreadtrum Communications (Chongqing) Co., Ltd. ("Spreadtrum Chongqing")	PRC	December 31, 2010	100%
Telegent Systems, Inc. ("Telegent")	Cayman Islands	August 2, 2011	100%
MobilePeak Holdings, Ltd. ("MobilePeak")	Cayman Islands	September 30, 2011	100%
MobilePeak Systems, Inc. ("MobilePeak USA")	US	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Shanghai MobilePeak Semiconductor Co., Ltd ("MobilePeak Shanghai")	PRC	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Chengdu Chuanyue Co., Ltd ("Chengdu Chuanyue")	PRC	June 30, 2012	89.2%
Beijing Spreadtrum Hi-Tech Communications Technology Co., Ltd ("Spreadtrum Beijing", a VIE before April 2012 and a 100% owned subsidiary thereafter)	PRC	March 30, 2005	100%

Spreadtrum Beijing, a PRC domestic company, was established to perform research and development activities on behalf of Spreadtrum Shanghai and qualify for government research grants that are restricted to PRC domestic companies. Spreadtrum Beijing was formed in March 2005 under the names of three PRC nationals who are family members of the Company's co-founders. In May 2005, the Company entered into a loan agreement with the three PRC nationals who were nominee shareholders of Spreadtrum Beijing, pursuant to which the Company provided them with a loan in an aggregate principal amount of $1.0 million solely for the establishment of Spreadtrum Beijing. Spreadtrum Shanghai also entered into a research and development agreement with Spreadtrum Beijing, pursuant to which Spreadtrum Beijing would perform research and development work for Spreadtrum Shanghai and the work products would be owned exclusively by Spreadtrum Shanghai. In return, Spreadtrum Shanghai would reimburse Spreadtrum Beijing for all necessary and reasonable direct and indirect costs incurred for the research and development work. Because of these contractual arrangements, the relationships between the nominee shareholders of Spreadtrum Beijing and the Company's co-founders, and the fact that one of the members of the Company's management was the legal representative of Spreadtrum Beijing, the Company had the power to direct Spreadtrum Beijing's operational and financial affairs, appoint its senior executives, and approve all matters requiring shareholder approval. As a result, Spreadtrum Beijing was deemed a variable interest entity and the Company was the primary beneficiary. Accordingly, the Company has consolidated the financial statements of Spreadtrum Beijing since its inception.

In May 2008, Spreadtrum Shanghai injected RMB5 million (approximately $0.7 million) into Spreadtrum Beijing to increase its registered capital for the purpose of reducing its debt-to-equity ratio to a level that would enable it to qualify for certain government research grants available to PRC domestic companies. Consequently, Spreadtrum Shanghai owns approximately 37.9% of the equity interest in Spreadtrum Beijing, and the three PRC national nominee shareholders, each of them, owns approximately 20.7% or, on an aggregative basis, 62.1%, of the equity interest in Spreadtrum Beijing. Spreadtrum Shanghai's increased ownership of the equity interest in Spreadtrum Beijing had no impact on the VIE analysis because the three PRC national shareholders had been nominee shareholders and had never shared risks and rewards of equity ownership with the Company. In April 2012, Spreadtrum Shanghai acquired the 62.1% equity interests held by the three PRC national nominee shareholders for a total cash consideration of approximately $1.0 million, the amount of which was offset against the Company's loan receivable from the nominee shareholders, and there was no cash outflow incurred by the Company. As a result, Spreadtrum Beijing became a wholly-owned subsidiary of Spreadtrum Shanghai.

In June 2009, the FASB issued FAS 167: Amendments to FASB Interpretation No. 46(R), codified primarily in the Consolidation Topic of the FASB ASC 810. This guidance modifies the method for determining whether an entity is a variable interest entity as well as the methods permitted for determining the primary beneficiary of a variable interest entity. In addition, this guidance requires ongoing reassessments of whether a company is the primary beneficiary of a variable interest entity and enhanced disclosures related to a company's involvement with a variable interest entity. The Company adopted this guidance on January 1, 2010. In accordance with the new guidance, the Company is deemed to have a controlling financial interest and is the primary beneficiary of Spreadtrum Beijing, the VIE, as it has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, the Company continued to consolidate the same VIE that was consolidated prior to January 1, 2010 and the adoption did not have any impact on the Company's consolidated financial statements.

Pursuant to the contractual arrangements with the VIE, the Company had the power to direct activities of the VIE, and can have assets transferred freely out of the VIE without any restrictions. Therefore, the Company determined there was no asset of the VIE that can be used to settle obligations of the VIE only, except for registered capital of the VIE amounting to approximately $1.7 million as of December 31, 2011. As the consolidated VIE was incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE, which amounted to, in aggregate, approximately $0.3 million as of December 31, 2011. There was no contractual arrangement that could require the Company to provide additional financial support to the VIE.

Spreadtrum Beijing is no longer a VIE as it became a wholly owned subsidiary in April 2012. The following financial information of the VIE was included in the Company's consolidated financial statements as of December 31, 2011 and for the years ended December 31, 2010 and 2011 and the three-month period ended March 31, 2012:

	December 31,
	2011	2012
Total assets	$1,267,325	N/A

Total liabilities	$299,648	N/A

	Year ended December 31,
	2010	2011	Three-month period ended March 31, 2012
Revenue *	$1,372,675	$1,412,581	$193,842

Net income	$48,101	$62,514	$15,681

* All of Spreadtrum Beijing's revenue during the years presented was derived from Spreadtrum Shanghai, another subsidiary of the Company, and was eliminated in full upon consolidation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

(b) Principles of consolidation

The consolidated financial statements include the accounts of Holding, its controlled subsidiaries and its consolidated VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Company's consolidated financial statements include inventory valuation, useful lives of fixed assets and acquired intangible assets, valuation allowance on deferred tax assets, bad debt provision, accruals for warranty and estimated loss from pending litigations, assumptions used in purchase price allocation, assumptions used to measure impairment of goodwill and long-lived assets, assumptions related to the valuation of share-based compensation and related forfeiture rates.

(d) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents, restricted cash, term deposit and accounts receivable. The Company deposits its cash and cash equivalents, restricted cash and term deposit with financial institutions located in jurisdictions where the subsidiaries are located. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers. Substantially all revenue was derived from customers located in China, including Hong Kong (Note 15).

The following table summarizes accounts receivable and revenue from customers which accounted for 10% or more of accounts receivable and/or revenue. Customers from A through J are different customers. The Company's accounts receivable are generally from those customers who do not have the quality inspection period with the Company as mentioned in Note 2(p).

	Accounts receivable December 31,
	2011	2012
Customer A	-	25.9%
Customer B	44.3%	21.9%
Customer C	48.2%	19.3%

	Revenue
	Year ended December 31,
	2010	2011	2012
Customer D	23.0%	18.5%	25.0%
Customer E	14.8%	16.7%	21.8%
Customer F	*	*	16.0%
Customer G	*	11.3%	*
Customer H	*	11.2%	*
Customer I	10.2%	*	*
Customer J	11.6%	*	*

* Less than 10% in the year.

(e) Cash and cash equivalents

Cash and cash equivalents are cash on demand, and time deposits and highly-liquid investments with original maturities of three months or less.

(f) Restricted cash

Restricted cash represents cash deposits legally held by banks which are not available for the Company's general use. As of December 31, 2011 and 2012, the Company's restricted cash primarily represents cash deposits pledged for the purpose of the Company's short-term and long-term bank borrowings (Note 12).

(g) Term deposit

Term deposit consists of bank deposits with an original maturity of over three months.

Term deposit with an original maturity of over three months but less than a year is classified as short-term deposit and term deposit with an original maturity of more than a year is classified as long-term deposit.

(h) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company makes specific bad debt provisions based on (i) its specific assessment of the collectability of all significant accounts, including age of the receivables; and (ii) any specific knowledge it has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectability.

(i) Inventories and deferred costs

Inventories are stated at the lower of cost (weighted average) or market. Cost is comprised of direct material and where applicable, direct labor costs and overhead incurred in bringing the inventories to their present location and condition.

The Company estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Deferred costs consist of product shipped to the customer where the rights and obligations of ownership have passed to the customer, but revenue has not yet been recognized. All deferred costs are stated at cost.

(j) Property and equipment

Property and equipment are stated at cost less the accumulated depreciation and amortization, and are depreciated using the straight-line method over the following estimated useful lives:

Buildings	30 years
Building improvements	10 years
Machinery and equipment	5 years
Office furniture, equipment and vehicles	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	shorter of lease terms or expected useful life

Costs incurred in constructing new facilities, including capitalized interest and other costs relating to the construction are capitalized and transferred to property, plant and equipment on completion, at which time depreciation commences.

(k) Acquired intangible assets

Acquired intangible assets consist of software licenses and technology and intangible assets acquired through business acquisitions (Note 3). Software license and technology are amortized using the straight-line method over their respective estimated useful lives (Note 8).

In-progress research and development acquired through business acquisition was capitalized as an indefinite-lived intangible asset subject to impairment testing till completion or abandonment.

(l) Impairment of long-lived assets

The Company assesses the impairment of long-lived assets when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets. The determination of fair value of the intangible and long-lived assets acquired involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future. This analysis also relies on a number of factors, including changes in strategic direction, business plans, regulatory developments, economic and budget projections, technological improvements, and operating results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized.

The Company recognized impairment loss of $4.5 million (Note 8) on acquired intangible assets in 2010. There was no impairment charge recognized for the years ended December 31, 2011 and 2012.

(m) Business combinations and non-controlling interests

For acquisitions made before December 31, 2008, the acquired assets and liabilities are recorded at their fair value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

On January 1, 2009, the Company adopted ASC 805. Following the adoption, the consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred by the acquirer, liabilities incurred by the acquirer to former owners of the acquiree, and equity instruments issued by acquirer. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period.

When the Company obtains control over an entity by acquiring an additional interest in that entity, the Company's previously held equity interest is remeasured to fair value at the date the control is obtained. Any difference between the carrying value and the fair value of the previously held equity interest is recognized as a gain or loss in the consolidated statement of operations. Subsequent changes in the equity interest of a subsidiary while the Company retains its controlling interests are accounted for as equity transactions.

(n) Impairment of goodwill

The Company adopted the Financial Accounting Standards Board ("FASB") revised guidance on "Testing of Goodwill for Impairment." Under this guidance, the Company has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. For reporting units applying a qualitative assessment first, the Company starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. For reporting units directly applying a quantitative assessment, the Company performs the goodwill impairment test by quantitatively comparing the fair values of those reporting units to their carrying amounts.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

No impairment loss was recognized in 2010, 2011 and 2012.

(o) Other long-term obligations

Other long-term obligations represent the Company's payables on acquired intangible assets (software, license and technology) which are to be settled in installment payments. Other long-term obligations are recognized initially at fair value and are subsequently stated at amortized cost, with accretion of interest charged into "interest expense".

(p) Revenue recognition

Revenue is generated from the sale of products, including baseband semiconductors and radio frequency transceivers, and the rendering of engineering services, including design services according to customers' specification, product prototyping, testing services, training and support services.

The Company recognizes revenue from sales of products, including primarily baseband semiconductors and radio frequency transceivers, when persuasive evidence of an arrangement exists, the sales price is fixed and determinable, delivery has occurred and collectability is reasonably assured. To evidence an arrangement, the Company (i) enters into a master agreement with its customers, which specifies general terms and conditions, or (ii) obtains purchase orders, which specify the key terms of individual orders, such as quantity and price. For the Company's arrangements which do not include rights of return, price protection or other similar privileges (refer to the acceptance provisions as discussed in the following paragraph), the Company records revenue when products are delivered to and accepted by the customers as there are no future remaining obligations. Delivery occurs when title and risk of loss transfer to customers, which is generally at the customers' designated location.

Certain contracts have specified acceptance provisions (quality inspection) and for such contracts the Company defers the revenue recognition until the acceptance is obtained. In the event that no acceptance note or denial note is received, revenue and cost of sales are recognized when the contractual quality inspection period expires. Any payments received prior to revenue recognition are recorded as advance from customers. For the year ended December 31, 2012, recognized revenue associated with contracts providing for quality acceptance periods was approximately $461 million, representing approximately 64% of total revenue in 2012, compared to approximately $634 million or 94% of total revenue in 2011 and $286 million or 83% of total revenue in 2010.

The Company grants rebate to certain customers depending on the volume of business generated from the customers . The rebates granted are either goods rebate or cash rebate. Goods rebate is "free" products offered to customers and is recorded as cost of sales when revenue is recognized. Cash rebate is recorded as a reduction of revenue when being granted to customers and revenue is recognized.

Cash consideration given by the Company to customers is recorded as a reduction of revenue, unless the Company receives an identifiable benefit (goods or services) in exchange for the consideration and the Company is able to reasonably estimate the fair value of the benefit identified.

The Company recognizes revenue from service contracts upon completion of all services when such revenue amount is insignificant and the service could be completed within a short period of time (generally one to three months). Otherwise, the Company uses percentage of completion method to recognize revenue from service contracts.

(q) Government subsidies

Government subsidies related to expense items are recognized as a reduction of the relevant expense in the same period as those expenses are incurred. Government subsidies related to depreciable assets are recognized as a reduction to the carrying value of the related assets. Government subsidies are originally recorded as liabilities when received and then are recognized as reduction of expense or asset when the Company has complied with the conditions attached to the subsidies and collection of payment is probable.

(r) Shipping and handling costs

Shipping and handling costs relating to sales of $133,471, $235,284 and $475,743 were included in selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively. Shipping and handling costs relating to inventory purchases of $745,404, $1,275,668 and $1,048,418 were included as a component of cost of revenue for the years ended December 31, 2010, 2011 and 2012, respectively.

(s) Research and development costs

Research and development cost are expensed as incurred.

(t) Software development costs

The Company accounts for internally generated software development costs in accordance with ASC 350. Capitalization of eligible software development costs begins upon the establishment of technological feasibility and ends when the software is available for internal use. To date, the period between achieving technological feasibility which the Company has defined as establishment of a working model and the general availability of such software is generally very short. Accordingly, the Company has not capitalized any internally generated software development costs and such costs are insignificant.

(u) Warranty

In general, the Company offers a one-year warranty on all of its products. The Company accrues the estimated cost of product warranty at the time revenue is recognized, and adjusts the warranty accrual periodically based on historical experience and expected warranty claims. Although the Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of component suppliers, the warranty obligation is affected by actual warranty costs, including but not limited to usage of material and labor and service delivery costs incurred in connection with a product failure.

(v) Share-based compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

(w) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Effective January 1, 2007, the Company adopted ASC 740-10-25, pursuant to which the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution. See Note 16 to the Company's consolidated financial statements for additional information including the impact of adopting ASC 740-10-25.

(x) Comprehensive Income (Loss)

Comprehensive income (loss) includes net income or loss and foreign currency translation adjustment.

(y) Foreign currency translation and foreign currency risk

The functional currency of Holding and its subsidiaries, except for Spreadtrum Shanghai, Spreadtrum Beijing, Spreadtrum Tianjin, Spreadtrum Chongqing, MobilePeak Shanghai and Chengdu Chuanyue, is the United States dollar ("US dollar"). Spreadtrum Shanghai, Spreadtrum Beijing, Spreadtrum Tianjin, Spreadtrum Chongqing, MobilePeak Shanghai and Chengdu Chuanyue's functional currency is the Renminbi ("RMB"). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

The Company has chosen the US dollar as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as a separate component of comprehensive income (loss) in the consolidated statements of shareholders' equity and comprehensive income (loss). The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company's cash and cash equivalents, restricted cash and term deposits (including short-term and long-term deposits) denominated in RMB amounted to $287,165,952 and $163,052,483 as of December 31, 2011 and 2012, respectively.

(z) Fair value measurements

On January 1, 2008, the Company adopted ASC 820, Fair Value Measurements and Disclosures, for financial assets and liabilities and non-financial assets and liabilities measured or disclosed at fair value on a recurring basis. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices (unadjusted) in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. See Note 7, "Fair Value Measurements", for further details.

(aa) Income per share

Basic income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the year. Diluted income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in periods in which loss is reported as their effects would be anti-dilutive.

(ab) Recently issued accounting standards

In June 2011 the FASB issued Accounting Standards Update 2011-05, "Comprehensive Income: Presentation of Comprehensive Income." The amendment requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income." This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the Company effective since the fiscal year ended December 31, 2012. In February 2013, the FASB issued Accounting Standards Update 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which closed the indefinite deferral. Specifically, ASU 2013-02, which is effective, with only prospective disclosure required, for public companies for interim and annual periods beginning after December 15, 2012, provides reporting entities the option to present the effect of reclassification adjustments either parenthetically on the face of the financial statements or in a separate dedicated footnote. The adoption of ASU 2011-05 did not impact the consolidated financial statements as the Company already presented, and presents, a continuous statement of operations and comprehensive income.

In July 2012, the FASB issued ASU 2012-02, "Intangibles - Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment". The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The Company has early adopted this update since the fiscal year ended December 31, 2012 and the adoption does not have a material impact on the Company's consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS

3. ACQUISITIONS

The Company did not have any acquisition completed during the year ended December 31, 2010. In 2011 and 2012, the Company completed the following acquisitions.

(a) Acquisition completed in 2012 - Chengdu Chuanyue

In March and June 2012, Spreadtrum Shanghai acquired 73.0% equity interest in Chengdu Chuanyue, a fabless semiconductor company which specializes in the design of wireless connectivity chipsets, for a total consideration of $2.3 million in cash. The acquisition was completed on June 30, 2012, when the Company started to consolidate the financial statements of Chengdu Chuanyue. In July 2012, Spreadtrum Shanghai acquired an additional 16.2% equity interest in Chengdu Chuanyue from a non-controlling shareholder, for a cash consideration of $0.6 million. As a result, the Company held 89.2% equity interests in Chengdu Chuanyue as of December 31, 2012.

The allocation of the purchase price of $3.6 million to the assets acquired and liabilities assumed based on their fair values was as follows:

Total purchase price:
Cash consideration paid to acquire common shares	$2,292,526
Cash paid to Chengdu Chuanyue to settle its liabilities	1,295,010
$3,587,536
Cash and cash equivalents	$86,039
Other current assets	10,953
Property and equipments	53,647
Acquired intangible assets:
- In-progress research and development	1,869,305
- Software license and copyright	868,850
Goodwill	2,699,607
Current liabilities	(1,012,707)
Non-controlling interests at fair value	(988,158)
Total cash consideration	$3,587,536

Goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the research and development efforts of the Company and Chengdu Chuanyue and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.

The fair value of in-progress research and development was established by a form of the income approach known as the multi-period excessive earning method, taking into consideration the historical financial performance and estimates of future performance of Chengdu Chuanyue's business. The in-progress research and development acquired was capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment. The in-process research and development is mainly for the Company and Chengdu Chuanyue's products in connection with Wi-Fi chips, which was still under research and development as of December 31, 2012.

The fair value of the purchased software and technology was established by a form of the market approach. The amortization periods for software license and technology acquired are 5 years.

(b)	Acquisitions completed in 2011- MobilePeak

(i)	Acquisition and purchase price allocation

MobilePeak is a fabless semiconductor company that specializes in the design of highly integrated UMTS/HSPA+ modem chipsets. The acquisition of MobilePeak would enable the Company to broaden its portfolio of worldwide wireless handset technologies, to make inroads into the WCDMA data card, feature phone, smartphone and tablet markets and to develop the next generation multi-mode FDD-LTE/TD-LTE/WCDMA/TD-SCDMA technologies in the future.

In May and June 2011, the Company acquired in the aggregate all the outstanding preference shares of MobilePeak for cash consideration of $27.2 million. As a result, the Company obtained 48.5% equity interest, on an as-converted basis, in MobilePeak and accounted for the investment in MobilePeak under the equity method of accounting. In addition, in the second quarter 2011, the Company paid approximately $13.0 million to MobilePeak to settle its liabilities and to finance its operation, including $7.8 million bridge loans and $5.2 million loans. MobilePeak was a variable interest entity at that time. However, the Company was not considered the primary beneficiary of MobilePeak in the second quarter of 2011, given it was not able to control activities of MobilePeak that are significant to its operation. Accordingly, the Company did not consolidate MobilePeak as of June 30, 2011.

On September 30, 2011, the Company acquired an additional 37.4% equity interests (in the form of outstanding ordinary shares) in MobilePeak for total cash consideration of $3.5 million, as a result of which the Company obtained 85.9% equity interests, on an as-converted basis, in MobilePeak. The Company obtained control over MobilePeak in the third quarter of 2011 and accounted for the acquisition of additional shares on September 30, 2011 (the date of acquisition) as a business combination achieved in stages and started to consolidate the financial statements of MobilePeak and its subsidiaries from the date of acquisition.

In December 2011, the Company acquired an additional 1.0% equity interest (in the form of common shares) in MobilePeak from certain minority common shareholders, for cash consideration of $0.1 million. As a result, the Company held 86.9% equity interests, on an as-converted basis, in MobilePeak as of December 31, 2011.

In accordance with requirements from ACS 805 regarding business combination achieved in stages, the Company re-measured its preferred shares it previously obtained in May and June 2011 to their fair value as at the date of acquisition and recognized a gain of $1.5 million in "other income, net" in 2011. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:
Cash consideration paid to acquire preference shares	$27,237,151
Pick-up of equity loss	(1,062,504)
Gains from previously held preference shares upon acquisition	1,460,353
Fair value of 48.5% preferred shares held	$27,635,000
Cash consideration paid to acquire ordinary shares	3,521,996
Accelerated vesting of MobilePeak's employees stock options (charged to additional paid-in capital)	1,300,000
Cash paid to MobilePeak to settle its liabilities and to finance its operation	12,956,439
Purchase price	$45,413,435

Cash and cash equivalents	$1,104,430
Other current assets	1,451,290
Property and equipments	917,795
Acquired intangible assets:
- Patented and completed technologies	10,300,000
- In-process research and development	11,800,000
Goodwill	31,334,875
Current liabilities	(7,191,080)
Deferred tax liabilities	(1,611,875)
Non-controlling interests at fair value	(2,692,000)
$45,413,435

In 2011, the aggregate cash consideration the Company paid in connection with the acquisition of 86.9% equity interests in MobilePeak amounted to approximately $43.8 million, including $27.2 million to acquire preference shares, $13.0 million to settle MobilePeak's liability and finance its operation (as mentioned above), $3.5 million to acquire common shares of the major common shareholders and $0.1 million to acquire additional common shares from -minority common shareholders. Net of cash acquired of approximately $1.1 million, cash outflow in connection with the acquisition of MobilePeak amounted to $42.7 million.

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the research and development efforts of the Company and MobilePeak and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.

The fair value of intangible assets was measured primarily by the income approach taking into consideration the historical financial performance and estimates of future performance of MobilePeak's business. The amortization period for the intangible assets acquired is 9 years. In-progress research and development acquired was capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment. The in-process research and development is mainly for the Company and MobilePeak's products in connection with UMTS/HSPA+ mobile devices, which was under research and development as of December 31, 2011 and 2012.

The fair value of previously held preference share has been determined using the income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, taking into consideration other factors, as appropriate.

(ii)	Merger of non-controlling interests in 2012

As of October 2012, the Company held 87.35% of the equity interests in MobilePeak, while the remaining 12.65% of the equity interests were held by certain non-controlling shareholders. In November 2012, MobilePeak completed a merger and, as a result of the merger, MobilePeak became a 100% owned subsidiary of the Company. The merger was approved and carried out pursuant to the Cayman Companies Law, which stipulates that approval of the merger requires the affirmative vote of the holders of at least two thirds of the common shares attending a duly convened shareholders meeting of MobilePeak voting by poll. Upon the effectiveness of the merger, each of the common shares of MobilePeak then held by the non-controlling shareholders was cancelled and converted into the right to receive the merger consideration from MobilePeak, at the same price per share as the Company acquired certain common shares in December 2011.

Nine of the non-controlling former shareholders (the "Dissenters") disagreed with the merger consideration and exercised their dissention and appraisal rights under Section 238 of the Companies Law of the Cayman Islands ("Section 238") to have the court determine the fair value of the MobilePeak common shares that they previously held. In February 2013, the Dissenters filed a petition with the Grand Court of the Cayman Islands as part of the Section 238 statutory procedure. The Company believes the merger consideration is fair and reasonable. Should the Dissenters prevail, the Company would incur additional merger consideration payable to the Dissenters, which the Company did not consider would have a material adverse effect on the Company's consolidated financial statements.

(c) Acquisitions completed in 2011- Telegent

(i)	Acquisition and purchase price allocation

In August 2011, the Company acquired 100% equity interest in Telegent for total cash consideration of approximately $91.8 million. The acquisition was completed on August 2, 2011, when the Company started to consolidate the financial statements of Telegent and its subsidiaries.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Cash	$83,190,127
Accounts receivable	1,632,862
Other current assets	3,929,107
Property and equipment, net	298,550
Indemnification asset (ii)	5,567,241
Other assets	110,097
Acquired intangible assets:
- Patented and completed technologies	1,000,000
- Software license	1,506,158
Goodwill	2,873,420
Current liabilities	(2,744,806)
Long-term tax liability (ii)	(5,567,241)
Total	$91,795,515

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the research and development efforts of the Company and Telegent and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.

The fair value of patented and completed technologies was established by a form of the income approach known as the relief-from-royalty method, taking into consideration the historical financial performance and estimates of future performance of Telegent's business. The amortization periods for both the patented and completed technologies and software license acquired are 5 years.

(ii)	Indemnification asset and long-term tax liability

According to the agreements entered into between the Company and Telegent's selling shareholders ("Telegent Selling Shareholders"), subject to certain mutually-agreed limitations, from and after the acquisition date, the Company, Telegent and each of their officers, directors, employees, agents, affiliates and associates (collectively, the "Acquirer Indemnitees") shall be indemnified and held harmless by Telegent Selling Shareholders, severally but not jointly and based on their respective pro rata portion, from and against any and all losses (whether or not involving a third party claim) incurred by the Acquirer Indemnitees as a result of, among other things, pre-closing taxes which include tax liabilities arising from uncertain tax positions of Telegent. As of December 31, 2011 and 2012, the Company recorded a long-term tax liability of $5.6 million relating to uncertain tax position of the Telegent business that existed at the acquisition date (Note 16(d)). As such uncertain tax position is indemnified by Telegent Selling Shareholders, the Company recognized the indemnification assets in the same amount of $5.6 million.

(d) Unaudited Pro forma information for 2011 acquisitions

The financial results of each of the businesses acquired in 2011 have been included in the consolidated statements of operations since the respective acquisition dates. The amount of revenues and net profit/loss of each of these businesses included in the consolidated statements of operations for 2011 were as follows. Based on an assessment of Chengdu Chuanyue's financial performance and the amounts involved in the acquisition, the acquisition of Chengdu Chuanyue is not considered material to the Company. Accordingly, the Company did not present pro forma financial information for the year ended December 31, 2012 with regard to a summary of the results of operations for the acquisition of Chengdu Chuanyue.

Year ended December 31, 2011

Revenue:
MobilePeak	$512,479
Telegent	1,475,808

Total	$1,988,287

Net profit (loss):
MobilePeak	$(3,072,851)
Telegent	26,012

Total	$(3,046,839)

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2010 and 2011, as if the acquisitions in 2011 had occurred on January 1, 2010, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the beginning of the periods presented, and may not be indicative of future operating results.

	Year Ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Revenue	392,868,093	681,789,612
Net income	1,352,827	107,326,539
Earnings per ordinary share:
Basic	$0.01	$0.73
Diluted	$0.009	$0.65

The unaudited pro forma net income for 2010 and 2011 includes $1.3 million and $1.3 million, respectively, for the amortization of identifiable intangible assets, as well as considering amortization of deferred tax liability using the actual effective income tax rate of the acquired business in 2011 and the impact of net loss attributable to non-controlling interests.

INVENTORIES AND DEFERRED COSTS	12 Months Ended
Dec. 31, 2012
INVENTORIES AND DEFERRED COSTS [Abstract]
INVENTORIES AND DEFERRED COSTS

4. INVENTORIES AND DEFERRED COSTS

Inventories and deferred costs consisted of the following:

	December 31,
	2011	2012
Raw materials	$20,560,078	$31,886,890
Work in progress	5,504,571	18,232,622
Finished goods	67,157,355	78,638,816
Total inventories	93,222,004	128,758,328
Deferred costs	64,689,930	16,111,647
Total inventories and deferred costs	$157,911,934	$144,869,975

The balance for deferred costs results from the quality inspection arrangements with customer acceptance provision, which provides customers with a quality inspection period. Pursuant to the terms of such arrangements, the Company delivers its products and receives payments from customers; however, the Company does not recognize revenue until the earlier of the customer's acceptance of the products or the expiration of quality inspection period (without a prior rejection of the products by the customer). The balance for deferred costs as of December 31, 2012 decreased when compared to that of December 31, 2011 because the Company is gradually phasing out the use of customer acceptance program with the building-up of customer confidence.

The inventory and deferred costs written-down reserve balance amounted to $4,008,770 and $4,454,805 as of December 31, 2011 and 2012, respectively, to reflect the lower of cost or market. The write-down of inventory and deferred costs was $1,918,214, $3,652,506 and $889,131 in 2010, 2011 and 2012, respectively, and included in the "Cost of Revenue". The following table summarizes the movement of inventory and deferred costs write-downs for the years ended December 31, 2010, 2011 and 2012:

Movement of written-down inventory and deferred costs

As of December 31, 2009	$14,524,416
Inventory write-downs	1,918,214
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds of $31,260	(6,426,808)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $5,112,188	(5,680,209)
As of December 31, 2010	4,335,613
Inventory write-downs	3,652,506
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds of $7,808	(154,164)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $4,470,844	(3,825,185)
As of December 31, 2011	4,008,770
Inventory write-downs	889,131
Removal of write-down inventory balance in connection with inventory discarded with no proceeds	(56,421)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $496,532	(386,675)
As of December 31, 2012	$4,454,805

Inventory items previously written down mainly included earlier generation semiconductor chips and wafers relating to older types of products which were phased out. As the Company is generally not able to reliably estimate the sales price of the older types of products as well as when and if there will be potential market/customer demand for these products, write-downs have generally been at 100% of inventory cost. In 2010, 2011 and 2012, the Company sold certain older types of products as market demands arose due to the quick recovery of the semiconductor industry and the Company's business. In connection with discard and sales of the written-down inventories in 2010, 2011 and 2012, the Company recognized increased gross profit in amounts of $5,143,448, $4,478,652 and $496,532 for the years ended December 31, 2010 and 2011 and 2012, respectively.

PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2012
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET [Abstract]
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

5. PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

Prepayment, other receivables and other current assets, net consisted of the following:

	December 31,
	2011	2012
Value-added tax refundable on export sales	$812,379	$5,501,555
Prepayments and deposits to vendors	2,446,185	4,722,288
Receivable from custodian to settle employees tax obligations related to RSUs	1,873,729	3,207,970
Prepaid royalty	265,362	3,076,784
Value-added tax recoverable	2,699,961	2,968,455
Interest receivable accrued on term deposits	2,279,268	1,581,013
Receivable from a supplier for quality issue (a)	-	1,418,121
Loan to third parties for R&D activities	-	1,113,674
Prepaid income tax	1,557,321	-
Other prepaid expenses and other current assets	2,399,692	4,081,512
	$14,333,897	$27,671,372
(a)	The $1.4 million receivable from a supplier for quality issue represents the amount that a third party supplier agrees to compensate the Company, as a result of a quality issue in connection with certain products the supplier manufactured.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2011	2012
Buildings	$21,740,442	$21,793,708
Machinery and equipment	16,749,166	27,220,500
Office furniture, equipment and vehicles	2,219,817	2,481,737
Computer equipment and software	16,695,916	19,977,856
Leasehold and building improvements	6,470,853	7,466,138

	63,876,194	78,939,939
Less: accumulated depreciation and amortization	(23,400,970)	(30,472,174)

	40,475,224	48,467,765
Construction in progress	1,051,436	2,871,270

	$41,526,660	$51,339,035

Depreciation and amortization expenses were $4,201,203, $6,794,159 and $ 9,471,326 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, there was no property and equipment pledged as collateral for loans.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

As of December 31, 2011 and 2012, the Company does not have any financial assets or liabilities that are re-measured at fair value on a recurring basis subsequent to initial recognition.

Cash and cash equivalents, restricted cash, short-term deposit, accounts receivable, accounts payable, advances from customers, and short-term loans and current portion of long-term loan are carried at cost on the consolidated balance sheets and the carrying amount approximates their fair value because of the short-term nature of these financial instruments.

The estimated fair value of long-term loan approximated the carrying amount as of December 31, 2011 and 2012, as they bear floating interest rate (Note 12) and the market rate approximate the floating interest rates at the respective balance sheet dates.

The fair value of the Company's long-term restricted cash approximated its carrying amount as of December 31, 2012, given there is no significant change in the market interest rate during the period since the Company deposited the cash through December 31, 2012.

The Company's other long-term obligations were incurred for intangible assets acquired. The face value and carrying amounts of other long-term obligations (including both current and non-current portions) as of December 31, 2011 and 2012 are disclosed in Note 13. The estimated fair value of long-term obligations (including both current and non-current portions) amounted to approximately $5.5 million and $5.4 million, respectively, as of December 31, 2011 and 2012 compared to a carrying value of $5.5 million and $5.2 million, respectively. The fair value is measured using the discounted cash flow technique, using the Company's weighted-average borrowing rate of approximately 6.65% and 3.35% per annum, respectively, as of December 31, 2011 and 2012.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET

8. ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets consisted of the following:

	December 31,
	2011	2012
Intangible assets gross amount
Software license and technology, including $1,506,158 acquired from Telegent (Note 3(c)) and $868,850 acquired from Chengdu Chuanyue (Note 3(a))	$64,446,959	$94,002,608
Completed technology acquired from Spreadtrum USA	28,695,000	28,695,000
Patented and completed technology acquired from Telegent (Note 3(c))	1,000,000	1,000,000
Patented and completed technology acquired from MobilePeak (Note 3(b))	10,300,000	10,300,000
In-progress research and development acquired from Chengdu Chuanyue (Note 3(a))	-	1,869,305
In-progress research and development acquired from MobilePeak (Note 3(b))	11,800,000	11,800,000
	116,241,959	147,666,913
Less: accumulated amortization
Software license and technology	(30,594,708)	(44,819,812)
Completed technology acquired from Spreadtrum USA	(4,749,282)	(5,875,653)
Patented and completed technology acquired from Telegent	(83,333)	(283,333)
Patented and completed technology acquired from MobilePeak	(286,111)	(1,430,555)
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(35,713,434)	(52,409,353)
Less: accumulated impairment
Software license and technology	(9,430,794)	(9,441,579)
Completed technology acquired from Spreadtrum USA	(12,727,250)	(12,727,250)
Patented and completed technology acquired from Telegent	-	-
Patented and completed technology acquired from MobilePeak	-	-
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(22,158,044)	(22,168,829)

Net book value
Software license and technology	24,421,457	39,741,217
Completed technology acquired from Spreadtrum USA	11,218,468	10,092,097
Patented and completed technology acquired from Telegent	916,667	716,667
Patented and completed technology acquired from MobilePeak	10,013,889	8,869,445
In-progress research and development acquired from Chengdu Chuanyue	-	1,869,305
In-progress research and development acquired from MobilePeak	11,800,000	11,800,000
	$58,370,481	$73,088,731

In 2011, the Company acquired approximately $35 million intangible assets, including $23 million from MobilePeak and Telegent and the remaining are mainly software and technology for the Company's own use.

In 2012, the Company acquired approximately $32 million intangible assets, including $2.7 million from Chengdu Chuanyue and the remaining are mainly software and technology acquired from various third party vendors for the Company's own use.

Acquired intangible assets are amortized over the estimated useful life. The Company recorded amortization expenses of $6,264,967, $13,228,815 and $18,475,107 for the years ended December 31, 2010, 2011 and 2012, respectively.

The weighted average estimated useful life of software license and technology is 3.37 years and 4.20 years as of December 31, 2011 and 2012, respectively, while the completed technology acquired from Spreadtrum USA is estimated to be 15 years at December 31, 2011 and 2012 and the completed technology acquired from Telegent and MobilePeak is estimated to be 5 years and 9 years at December 31, 2011 and 2012, respectively.

The Company estimated its amortization expenses, excluding in-process research and development, from its existing intangible assets as of December 31, 2012 in the future as follows:

2013	$20,176,787
2014	14,615,092
2015	7,818,242
2016	4,138,607
2017	3,310,886
2018 and thereafter	9,359,812
$59,419,426

In 2010, the Company identified that one technology was rapidly losing market acceptance to competing technology and believed that continued marketing of products using the technology would not be commercially viable. Accordingly, the Company believed these changes warranted the re-assessment of the recoverability of these intangible assets. As a result, the Company concluded that the technology had become obsolete and the remaining carrying amount of $4.5 million was fully impaired in 2010. Accordingly, the Company recorded a $4.5 million impairment loss on intangible assets during 2010. No impairment loss was recorded on intangible assets during 2011 and 2012.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS

9. LONG-TERM INVESTMENTS

	December 31,
	2011	2012
Investments accounted for under equity method:
- Zhanxiang (a)	$7,089,995	$6,882,708
- Spreadzoom (b)	-	4,681,944
- Company C1 (c)	-	1,590,963
- Yun Zhi Lang (d)	-	1,441,416
- Able (e)	-	997,039

Investment accounted for under cost method:
- Micromax (f)	-	10,000,000
- Company C2 (c)	-	8,500,000
- Company G (g)	-	7,812,430
- Shanghai Mobil (h)	2,956,720	2,963,965
- Zoom (i)	2,900,000	2,900,000
- Thunder Software (j)	-	2,367,101
- Walden (k)	-	1,000,000
- Fingermedia & iFly (l)	-	753,067
- Others	547,612	922,728
Total	$13,494,327	$52,813,361

(a)	In December 2009, Spreadtrum Shanghai entered into a joint venture agreement with three other parties to form a joint venture to develop a piece of land adjacent to the Company's corporate headquarters in Shanghai, China. The joint venture is named Shanghai Zhanxiang Electronics Technology Co., Ltd. ("Zhanxiang"). The registered capital of Zhanxiang is RMB193.5 million (approximately $28.3 million) and Spreadtrum Shanghai would inject capital of RMB46.5 million (approximately $6.8 million) in exchange of 24% equity interest. In December 2009, Spreadtrum Shanghai injected RMB2 million in cash (approximately $0.3 million) into Zhanxiang. Spreadtrum Shanghai paid a deposit of RMB46.5 million (approximately $6.8 million) for land use rights to this parcel of land in 2007 and recorded such deposit in other long-term assets as of December 31, 2009. Under a series of agreements entered into by Spreadtrum Shanghai with other investors of Zhanxiang in 2009, Spreadtrum Shanghai agreed to exchange, in substance, the deposit it had paid for the land use rights as its capital contribution into Zhanxiang. In February 2010, Spreadtrum Shanghai received a refund of its deposit for the land use rights in the amount of RMB46.5 million (approximately $6.8 million). Thereafter, Spreadtrum Shanghai injected RMB44.4 million (approximately $6.5 million) into Zhanxiang to complete the capital contribution for its 24% equity interest in Zhanxiang.

(b)	In May 2012, Speadtrum Tianjin acquired 10% equity interests in Spreadzoom Technologies Co., Ltd. ("Spreadzoom") at a cash consideration of RMB30,000,000 (approximately $4.8 million). The main activities of Spreadzoom are development of manufacturing and trading of mobile devices.

Given the Company's ability to exercise significant influence over Spreadzoom via 2 board seats (out of a total of 7), Spreadzoom is considered a related party of the Company. During the year ended December 31, 2012, the Company earned an engineering service fee of $4.4 million from Spreadzoom, which is in the nature of a related party transaction.

(c)	In April 2012, the Company entered into agreements with a third party, as a result of which the Company made the following investments:

In May 2012, Speadtrum Shanghai acquired 10% equity interest of Company C1, an independent design house, at a cash consideration of RMB10,000,000 (approximately $1.6 million). The Company holds 1 seat on the board of directors in Company C1 out of a total of 3 and, hence, able to exercise significant influence over Company C1.

In July and August 2012, the Company acquired 10.0% equity interest of Company C2 at a cash consideration of $8,500,000. Company C2 had not commenced any significant operation as of December 31, 2012.

In April 2013, the Company entered into share transfer agreements with other shareholders of Company C1 and Company C2, pursuant to which the Company would transfer its entire interests in Company C1 and Company C2 to the respective other shareholder at a price equivalent to the Company's original investment amount, i.e., RMB10 million and $8,500,000, respectively.

(d)	In May 2012, Spreadtrum Shanghai entered into a joint venture agreement with a third party, pursuant to which a joint venture named Yun Zhi Lang Science and Technology Co., Ltd ("Yun Zhi Lang") was incorporated. As of December 31, 2012, Spreadtrum Shanghai had invested RMB10,000,000 in cash (approximately $1.6 million) and certain self-developed technology in to Yun Zhi Lang and obtained equity interests of 45% in Yun Zhi Lang. As of December 31, 2012, Yun Zhi Lang had not commenced any significant operation activities.

(e)	In second quarter 2012, the Company obtained 30% equity interests in Able Agenios Limited ("Able"), a France based mobile software developer, at a cash consideration of EURO1 million (approximately, $1.1 million).

(f)	In March 2012, Spreadtrum acquired 1.2% equity interest of Micromax Informatics Limited ("Micromax"), an India based mobile device manufacturer, at a cash consideration of USD10,000,000.

(g)	In March 2012, the Company set up a joint venture ("Company G") with a joint venture partner. As of December 31, 2012, the Company had invested RMB48.6 million (approximately, $7.8 million) and held 5% equity interests in Company G and Company G had not commenced any significant operation activity.

In March 2013, the Company entered into a share transfer agreement with the joint venture partner, pursuant to which the Company would transfer its entire interests in Company G to the joint venture partner at a price equivalent to the Company's original investment amount, i.e., RMB48.6 million.

(h)	In December 2010, Spreadtrum Tianjin acquired 4.0% equity interest of Shanghai Mobil Embedded Technology Co., Ltd. ("Shanghai Mobil") at a cash consideration of RMB18.6 million (approximately $2.8 million). The main activities of Shanghai Mobil are development of mobile phone related software platform, games and applications.

(i)	In October 2011, Spreadtrum acquired 8.3% equity interest of Zoom Technologies, Inc. ("Zoom") for cash consideration of $2.9 million. The main activities of Zoom are manufacturing, R&D and sale of the latest generation mobile phones and related products.

(j)	In June 2012, Speadtrum Tianjin acquired 3.0% equity interest of Thunder Software Technology Co., Ltd. ("Thunder Software") at a cash consideration of RMB 14,878,414 (approximately $2.4 million). Thunder Software is primarily engaged in the development and design of Android related software.

(k)	In May 2012, Speadtrum acquired 1.3% equity interest of Shanghai Walden Venture Capital Enterprise ("Walden"), a China based venture capital fund, at a cash consideration of USD 1,000,000.

(l)	In December 2012, the Company obtained 6% equity interests in Shenzhen Fingermedia Technology Co., Ltd ("Fingermedia") and Shenzhen iFly Communication Technology Co.,Ltd ("iFly"), who are handset original design manufacturers, with aggregate cash considerations of RMB4.7 million (approximately $0.8 million).

The Company accounted for investment in Zhanxiang, Spreadzoom, Company C1, Yun Zhi Lang and Able using the equity method of accounting due to the fact that the Company has significant influence on the companies, considering the Company's voting rights based on shareholding percentage among shareholders or the percentage of board seat the Company is entitled to in these investees. The Company recorded $114,560, $1,184,716 and $600,386 as its share of the net loss of the equity investment in 2010, 2011 and 2012, respectively. The Company accounted for investment in other equity investments using cost method as the Company does not have significant influence on these companies.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL

10. GOODWILL

The movements of goodwill for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Spreadtrum USA	MobilePeak	Telegent	Chengdu Chuanyue	Total
Gross amount of goodwill
Balance as of December 31, 2010	$34,344,959	$-	$-	$-	$34,344,959
Acquisitions in 2011	-	31,334,875	2,873,420	-	34,208,295
Balance as of December 31, 2011	$34,344,959	$31,334,875	$2,873,420	$-	$68,553,254
Acquisitions in 2012	-	-	-	2,699,607	2,699,607
Balance as of December 31, 2012	$34,344,959	$31,334,875	$2,873,420	2,699,607	$71,252,861

Accumulated impairment loss
Balance as of December 31, 2010	(32,344,959)	-	-	-	(32,344,959)
Balance as of December 31, 2011	(32,344,959)	-	-	-	(32,344,959)
Balance as of December 31, 2012	$(32,344,959)	$-	$-	$-	$(32,344,959)

Net carrying amount
Balance as of December 31, 2010	2,000,000	-	-	-	2,000,000
Balance as of December 31, 2011	2,000,000	31,334,875	2,873,420	-	36,208,295
Balance as of December 31, 2012	$2,000,000	$31,334,875	$2,873,420	$2,699,607	$38,907,902

OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM ASSETS [Abstract]
OTHER LONG TERM ASSETS

11. OTHER LONG TERM ASSETS

	December 31,
	2011	2012
Prepayment for use right of certain equipment (a)	$3,000,000	$5,000,000
Rental deposits and others	586,701	484,767
	$3,586,701	$5,484,767

(a)	In October 2011, the Company entered into a Technical Cooperation Agreement with a third party, pursuant to which the Company and the third party would jointly set up a laboratory, for the purpose of testing in connection with the next generation telecommunication techniques. The Company's obligation is to contribute cash of $5 million, which is estimated to be approximately half the expenditure budget to set up the laboratory. The laboratory will be jointly owned by the Company and the third party. As of December 31, 2012, the Company had contributed $5 million in cash. The construction of the laboratory was completed in early 2013 and the Company will amortize the prepayment over the expected life of the laboratory of three years from 2013.

SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM AND LONG-TERM LOANS [Abstract]
SHORT-TERM AND LONG-TERM LOANS
12.	SHORT-TERM AND LONG-TERM LOANS

The Company's short-term and long-term loans are bank borrowings as follows:

(a)	Short-term bank borrowings

	December 31,
	2011	2012
Short-term bank borrowings (a)	$64,013,835	$14,089,777
Long-term bank borrowings - current portion (b)	47,612,246	-
	$111,626,081	$14,089,777

The short-term bank borrowings outstanding as of December 31, 2011 and 2012 carried a weighted average interest rate of 2.84 % and 2.48%, respectively, per annum. The borrowing was repayable in one year of its draw-down timing. Proceeds from the short-term bank borrowings were for working capital purposes. The short-term bank borrowing bears no financial covenants nor restrictions other than pledge of the Company's assets as described below.

Short-term bank borrowing as of December 31, 2012 was denominated in HK dollars and was pledged by the Company's term deposits, which were recorded as restricted cash, of approximately $15.8 million.

(b)	Long-term bank borrowings
	December 31,
	2011	2012
Long-term bank borrowings	$47,612,246	$70,000,000
Less: current portion	(47,612,246)	-
Non-current portion	$-	$70,000,000

In April 2009, the Company entered into a 3-year loan agreement for RMB300 million with a PRC financial institution, all of which was drawn down in April 2009. The bank loan is unsecured and bears an initial interest at 5.40% per annum which will be reset annually at the then applicable benchmark rate as set by the People's Bank of China. As of December 31, 2011, applicable interest rate was 6.65% per annum. The Company repaid the bank loan in April 2012 on its due date. The local government agreed to reimburse a portion of the interest expense on the long-term bank borrowings. In 2010, the Company received RMB10 million from local government as a reimbursement of the bank loan interests incurred, which was recorded as reduction of interest expense. The Company did not receive any such reimbursement in 2011 and 2012.

In June 2012, the Company obtained a US dollar denominated bank borrowing of $20 million which is repayable in June 2014. The borrowing bears a variable interest rate of London Inter-bank Offering Rate (Libor) plus a mark-up of 2.5% per annum which will be reset quarterly in accordance with the then applicable Libor. The effective interest rate was 3.57% as of December 31, 2012. The borrowing was pledged by the Company's term deposits, which were recorded as long-term restricted cash, of $10 million.

In July 2012, the Company obtained a US dollar denominated bank borrowing of $50 million which is repayable in July 2014. The borrowing bears a variable interest rate of London Inter-bank Offering Rate (Libor) plus a mark-up of 2.2% per annum which will be reset quarterly in accordance with the then applicable Libor. The effective interest rate was 3.26% as of December 31, 2012. The borrowing was pledged by the Company's term deposits, which were recorded as long-term restricted cash, of approximately $53.8 million.

OTHER LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM OBLIGATIONS [Abstract]
OTHER LONG-TERM OBLIGATIONS

13. OTHER LONG-TERM OBLIGATIONS

The Company entered into certain software, license and technology agreements for acquired intangible asset which are to be settled by installment payments. Installments payable as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011		2012
	Face value	Carrying amounts	Face value	Carrying amounts
Maturity
2012	$839,236	$816,307	$-	$-
2013	948,391	895,510	1,403,870	1,399,339
2014	1,500,000	1,344,332	1,776,182	1,669,369
2015	1,500,000	1,275,458	1,595,000	1,427,640
After 2015	2,500,000	2,016,853	2,500,000	2,125,763
	$7,287,627	$6,348,460	$7,275,052	$6,622,111
Less: Current portion of other long-term obligations	(839,236)	(816,307)	(1,403,870)	(1,399,339)
Non-current portion of other long-term obligations	$6,448,391	$5,532,153	$5,871,182	$5,222,772

These other long-term obligations were interest free and their fair value as of December 31, 2011 and 2012 is disclosed in Note 7.

The average discount rates used to determine the carrying amounts during the year ended December 31, 2011 and 2012 were 6.65% and 5.44% per annum, respectively.

The current portion of other long-term obligations is recorded as part of "accounts payable" on the balance sheet.

Accretion to the carrying amounts amounted to $346,777, $352,876 and $327,608 for the years ended December 31, 2010, 2011 and 2012, respectively, and was recorded under interest expense.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Government subsidies (a)	$24,170,765	$14,247,967
Accrued employee compensation	15,091,608	13,612,069
Accrued royalty (b)	6,562,351	8,687,456
Accrued contingent loss relating to litigations (Note 22)	888,762	5,467,425
Accrued research and development expenses (c)	7,149,883	4,961,094
Employee individual income tax payable withheld	2,264,751	2,525,437
Accrued warranty (d)	1,199,348	993,178
Customer deposits	1,244,111	945,684
Accrued professional service fee	1,566,687	641,525
Dividend payable (e)	4,725,846	-
Other accrued expenses and current liabilities	1,790,078	1,407,664
	$66,654,190	$53,489,499

(a)	Government subsidies

The Company received subsidies from the Chinese government to fund certain research and development activities and acquisition of equipment, which amounted to $11.4 million, $20.0 million and $24.2 million (including $0.7 million from acquisition of Chengdu Chuanyue) in 2010, 2011 and 2012, respectively.

Amounts of $5,000,912, $2,872,830 and $23,405,006 of the government subsidies received have been applied to research and development activities and recorded as a reduction of research and development expenses incurred for the years ended December 31, 2010, 2011 and 2012, respectively. Refer to Note 12 for government subsidies received that have been applied to off-setting interest expenses in 2010.

Amounts of $326,628, $159,043 and $10,774,389 of the government subsidies received have been used for the acquisition of specific equipment and recorded as a reduction of the cost of that equipment for the years ended December 31, 2010, 2011 and 2012, respectively.

Included in the accrued expenses and other current liabilities of the consolidated balance sheets as of December 31, 2011 and 2012 were government subsidies relating to research and development activities of $24,170,765 and $14,247,967, respectively, as the conditions for those specific research and development projects to earn the subsidies have not been met. The government grants received will be recognized as a reduction to research and development expense or as a reduction to the carrying value of the related depreciable assets, when the Company meets all milestones and conditions indicated in the grant agreement.

(b)	Royalty

The Company has entered into certain license and technology agreements with third parties, which require the Company to pay royalty for sale of products using the relevant technology license or to pay the minimum royalty according to the term of the agreements. The Company recorded royalty expense of $14,439,235, $23,929,672 and $34,147,918 for the years ended December 31, 2010, 2011 and 2012, respectively. Royalty expense is included as part of cost of revenue upon the corresponding revenue being recognized.

(c)	Accrued research and development expenses

In 2011 and 2012, to expedite its R&D process, the Company entered into certain R&D agreements with other third parties to outsource some of its R&D activities. As of December 31, 2011 and 2012, accrued expenses related to these R&D agreements amounted to $7.1 million and $5.0 million, respectively.

In 2010, 2011 and 2012, $7 million, $25 million and $34 million, respectively, was recognized as expenses relating to outsourced R&D activities.

(d)	Warranty

The change in accrued warranty was summarized as follows:

	December 31,
	2010	2011	2012
Beginning balance	$136,239	$427,581	$1,199,348
Warranty provision	1,206,018	2,055,371	1,782,204
Warranty cost incurred	(914,676)	(1,283,604)	(1,988,374)
Ending balance	$427,581	$1,199,348	$993,178

The Company offers a one-year warranty on all of its products and accrues the estimated cost of product warranty at the time when revenue is recognized.

(e)	Dividend payable

In the second, third and fourth quarters of 2011, the Company announced quarterly dividends of $0.05, $0.05 and $0.10 per ADS, respectively, to shareholders. As of December 31, 2011, the Company had paid out the second and third quarter dividend and the fourth quarter dividend in the aggregate amount of $4.7 million was recorded as a liability.

In all the four quarters of 2012, the Company announced quarterly dividends of $0.10 per ADS, respectively, to shareholders. As of December 31, 2012, the Company had paid out all the quarterly dividends.

(f)	Subsidies received from a telecommunication operator for TD-SCDMA product development

Spreadtrum Shanghai entered into two multi-party contracts with a telecom operator (the "operator") in the second quarter of 2009 to participate in the operator's sponsored subsidized program for the promotion of TD-SCDMA products. According to the contracts, the operator would contribute certain research and development funds to Spreadtrum Shanghai to subsidize its research and development of TD-SCDMA products if Spreadtrum Shanghai were to achieve certain milestones and targets. If Spreadtrum Shanghai were to fail to achieve such milestones and targets, Spreadtrum Shanghai would be required to return all research and development funds received and, in addition, subject to penalties equal to a portion of the funds received.

As of December 31, 2009, Spreadtrum Shanghai has received from the operator RMB39.2 million funds (approximately $5.7 million) in the aggregate, representing RMB19.6 million (approximately $2.9 million) for each of the two contracts, which funds were included in accrued expenses and other liabilities. Spreadtrum Shanghai did not receive any such funds in 2010. As of December 31, 2010, Spreadtrum Shanghai had substantially fulfilled major milestones and passed critical performance tests which were required under one of the contracts, in connection with the aforementioned receipts. Accordingly, Spreadtrum Shanghai recognized subsidies of RMB19.6 million (approximately $2.9 million) as a reduction of research and development expenses.

In 2011, Spreadtrum Shanghai received from the operator an additional amount of RMB49.0 million (approximately $7.4 million). As of December 31, 2011, Spreadtrum Shanghai had substantially fulfilled all major milestones and passed critical performance tests which were required under the contracts, in connection with the aforementioned receipts. Accordingly, Spreadtrum Shanghai recognized subsidies of RMB68.6 million (approximately $10.3 million), including RMB19.6 million (approximately $2.9 million) carried forward from 2010 and RMB49.0 million (approximately $7.4 million) received in 2011, as a reduction of research and development expenses in 2011.

In 2012, Spreadtrum Shanghai received from the operator the final amount of RMB9.8 million (approximately $1.5 million). Spreadtrum Shanghai had substantially fulfilled all major milestones and passed critical performance tests required under the contracts. Accordingly, Spreadtrum Shanghai recognized this amount as a reduction of research and development expenses in 2012.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

15. SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with guidance of "Disclosures about Segments of an Enterprise and Related Information", the Company's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company believes currently it operates in one segment of baseband processor and RF solutions.

The Company's customers include handset device manufacturers, Independent Design Houses, Original Design Manufacturers and distributors. The handset device products manufactured by these handset device manufacturers, Independent Design Houses, Original Design Manufacturers and customers of the distributors are then sold to emerging markets, including China, India, South-East Asia, Africa and South America. The following table summarizes the Company's revenue generated from these customers based on their respective geographic locations for the years ended December 31, 2010, 2011 and 2012.

	Year ended December 31,
	2010	2011	2012
Hong Kong	$310,317,223	$636,898,061	$651,291,010
Mainland China, excluding Hong Kong	27,730,120	33,434,556	69,978,576
Others	8,291,399	3,923,273	3,975,652
Total	$346,338,742	$674,255,890	$725,245,238

Most of the Company's long-lived assets were located in the PRC except intangible assets and property and equipment of Holding which resides with Holding.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

16. INCOME TAXES

(a) Income tax status

Holding is a tax-exempted company incorporated in the Cayman Islands.

On January 1, 2008, a new corporate income tax law ("new CIT law") in China took effect. The new CIT law applies a uniform 25% corporate income tax rate to both foreign invested corporations and domestic corporations. Under the prior tax regime, foreign-invested corporations were generally entitled to various preferential tax treatment which led to their effective income tax rate being significantly lower than the otherwise applicable total tax rate of 33%, the sum of a 30% state tax rate and a 3% local tax rate. The new CIT law provides a five-year transition period from its effective date for those corporations which were established before the promulgation date of the new CIT law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. Under the new CIT law, the preferential income tax rate of 15% will continue to be granted to corporations that qualify as "new and high technology enterprises strongly supported by the state" ("NHTEs"). In addition, on December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Corporate Income Tax Incentives ("Circular 39"). Based on Circular 39, certain specifically listed categories of corporations which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Where transitional rules overlap with preferential policies provided by the new CIT, a corporation may choose to implement the more favorable policy, and shall not enjoy both simultaneously. Once determined, the implemented tax policy cannot be changed.

Before 2008, Foreign-invested Integrated Circuit ("IC") design corporations were entitled to two years of income tax exemption starting from the first profitable year of operation, after taking into account any tax losses brought forward from prior years, and a 50% tax rate reduction for the succeeding three years thereafter. As a qualified Foreign-invested IC design corporation, Spreadtrum Shanghai was cumulatively profitable in 2007 and started its tax holiday accordingly. It was exempt from income tax for 2007 and 2008, and entitled to a 50% tax rate reduction for the succeeding three years from 2009 to 2011. Being located in Shanghai Pudong New District, Spreadtrum Shanghai was also entitled to a 15% preferential tax rate before 2008. In addition, Spreadtrum Shanghai was qualified as an NHTE by the relevant tax authorities in December 2008. Since the new CIT law permits companies to continue to enjoy their existing preferential tax treatments until such treatments expire in accordance with their current terms, its income tax rate would increase from 10% to 12% (i.e. 50% of transitional tax rate of 20%, 22% and 24%, respectively) from 2009 to 2011. Based on Circular 39, Spreadtrum Shanghai chooses to enjoy 15% preferential tax rate after the transition period expires in 2012 if it continually qualifies as an NHTE. In 2011, Spreadtrum Shanghai completed the renewal of NHTE qualification for the succeeding three years from 2011 to 2013. Spreadtrum Shanghai's income tax rate was 11%, 12% and 15% respectively, in 2010, 2011and 2012.

Spreadtrum Tianjin was located in Tianjin Port Free Trade Zone. As a qualified IC design corporation (certificate obtained in December 2011), Spreadtrum Tianjin was cumulatively profitable in 2012 and started its tax holiday accordingly. It is exempt from income tax for 2012 and 2013, and entitled to a 50% tax rate reduction for the succeeding three years from 2014 to 2016.

Spreadtrum USA is subject to US federal and state income taxes of 34% and 8.84%, respectively. The state income tax paid is deductible for US federal income tax purposes and the combined US federal and state income tax rate is approximately 39.8%.

In August 2011, the Company acquired 100% equity interest in Telegent for a total consideration of approximately $91.8 million. The acquisition was completed on August 2, 2011, when the Company started to consolidate the financial statements of Telegent and its subsidiaries (Note 3(c)). Telegent is a tax-exempted company incorporated in the Cayman Islands.

On September 30, 2011, the Company completed the acquisition of majority shareholding (85.9%) of MobilePeak and started to consolidate the financial statements of MobilePeak and its subsidiaries from the date of acquisition (Note 3(b)). MobilePeak is a tax-exempted company incorporated in the Cayman Islands. MobilePeak Shanghai is a qualified IC design company and thus enjoys the preferential policy of "two year exemption, three year half" since its first tax profitable year. MobilePeak Shanghai was in an accumulated loss position as of December 31, 2012.

(b) Income tax expenses

The provision for income taxes, by location of the taxing jurisdiction, for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Year ended December 31,
	2010	2011	2012
PRC current tax	$8,619,367	$16,465,233	$9,380,045
PRC deferred tax	(500,015)	(1,265,238)	512,458
	$8,119,352	$15,199,995	$9,892,503

US current tax	10,243	42,487	87,823
US deferred tax	-	(150,000)	-
	$10,243	$(107,513)	$87,823
Total provision for income taxes	$8,129,595	$15,092,482	$9,980,326

(c) Deferred income tax

The significant components of the Company's deferred income tax assets and liabilities consisted of the following:

	December 31,
	2011	2012
Deferred tax assets:
Research and development credits	$5,318,863	$6,056,361
Reserves and accruals recognized in different periods	3,987,803	4,307,914
Fixed assets basis difference	10,782	67,872
Tax loss carrying forward	14,331,511	18,613,655
Others	549,690	662,072
	$24,198,649	$29,707,874
Less: valuation allowance	(20,465,567)	(26,487,250)

Deferred tax assets, net	$3,733,082	$3,220,624
Analyzed as:
Current	$2,913,678	$2,449,719
Non-current	819,404	770,905
Deferred tax liabilities:
Timing difference relating to intangible assets arising from a business combination (Note 3(b))	$(1,611,875)	$(1,611,875)

The net change of the deferred tax assets in 2011 and 2012 was $1.3 million and $0.5 million, respectively. The net change of the deferred tax liability in 2011 and 2012 was $1.6 million and nil, respectively.

As of December 31, 2011 and 2012, the Company had approximately $69.7 million and $79.7 million of tax loss carry forwards available to offset against future taxable income respectively, certain amounts of which will expire in varying amounts from 2014 to 2028 (from 2014 to 2028 for 2011).

As of December 31, 2011 and 2012, respectively, the Company had approximately $5.3 million and $6.1 million of research and development credits, certain amounts of which will expire in varying amounts from 2021 to 2031 for 2011 and from 2021 to 2032 for 2012.

A valuation allowance is provided for deferred tax assets where the recoverability of the assets is uncertain. The determination to provide a valuation allowance is dependent upon the assessment of whether it is more likely than not that sufficient future taxable income will be generated to utilize the deferred tax assets. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

In 2011 and 2012, based on the current profit, projected future profitability and other available evidences, the Company believes that its deferred tax assets in certain tax jurisdiction will not be fully realizable. Thus, a valuation allowance was provided for deferred tax assets.

The movements of valuation allowances were as follows:

	December 31,
	2010	2011	2012
At beginning of year	$(12,516,415)	$(10,467,345)	$(20,465,567)
Acquisition of MobilePeak(Note 3(b))	-	(9,467,075)	-
Acquisition of Chengdu Chuanyue (Note 3(a))	-	-	(1,133,966)
Current year additions	-	(531,147)	(4,869,677)
Current year reversals	2,088,117	-	-
Effect of exchange rate changes	(39,047)	-	(18,040)
	$(10,467,345)	$(20,465,567)	$(26,487,250)

(d) Uncertain tax position

As of December 31, 2010, 2011 and 2012, unrecognized tax benefits were approximated $3.1 million, $7.0 million and $7.3 million, respectively. The total amount of unrecognized tax benefit if recognized that would favorably affect the effective tax rate is $2.1 million, $5.7 million and $5.7 million at end of year 2010, 2011 and 2012, respectively.

The Company expects it will decrease its income tax liability by $2.2 million for unrecognized tax benefits within the next 12 months due to the lapse of statute of limitations.

Unrecognized tax benefit-December 31, 2009	$2,583,981
Gross increases-tax positions in current period	477,996
Lapse of statute of limitations	-
Unrecognized tax benefit-December 31, 2010	$3,061,977
Gross increase - tax positions in current period	455,783
Gross increase - arising from acquisition of Telegent (Note 3(c))	5,567,241
Lapse of statute of limitations	(45,446)
Release of prior year tax positions	(2,040,211)
Unrecognized tax benefit-December 31, 2011	$6,999,344
Gross increase - tax positions in current period	276,245
Lapse of statute of limitations	-
Unrecognized tax benefit-December 31, 2012	$7,275,589

The Company classifies interest and/or penalties related to income tax matters in income tax expense. In 2010 and 2011, the Company accrued interest of $0.2 million each year related to the uncertain tax positions. No such accruals were made in 2012.

Upon acquisition of Telegent, the Company recorded $5.6 million unrecognized tax benefits of Telegent as long-term tax liabilities in its consolidated balance sheets as of December 31, 2011, which relates to effectively connected income exposure and research and development credit of Telegent. The Company classified the amounts as long-term tax liabilities because payment of cash or settlement is not anticipated within one year from the balance sheet date. Pursuant to the merger agreements entered into with Telegent Selling Shareholders, the Telegent Selling Shareholders agreed to indemnify the Company any pre-closing taxes which include the uncertain tax provisions.

In 2011, the Company re-assessed one of its uncertain tax positions carried forward from before 2008 under the current environment and further clarified the matter with the in-charge tax authority, as a result of which the potential tax liability exposure is considered remote. Accordingly, the Company released the uncertain tax position in the amount of $2.0 million in 2011.

The Company and its subsidiaries file U.S federal, state and foreign income tax returns in jurisdictions with varying statutes of limitations. The Company's US subsidiaries' federal income tax returns for 2009 through 2012 and California state income tax returns for 2008 through 2012 are open tax years, subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB100,000 is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitation in the case of tax evasion.

(e) Effective tax rate

Reconciliation between the total income tax expense (benefit) computed by applying the applicable corporate income tax rate of 25% to the income (loss) before taxes and the actual income tax expense was as follows:

	2010	2011	2012
PRC statutory Income Tax Rate	25%	25%	25%
Effect of different tax rate of Holding and subsidiaries	-12%	-11%	-5%
Effect of tax rates in foreign jurisdictions	6%	6%	5%
Expense not deductible for tax purpose	-1%	-1%	-2%
Benefit of tax holiday	-3%	-7%	-16%
Change in valuation allowance	-2%	0%	4%
Release of prior year uncertain tax position	-	-1%	-
Other	-2%	-1%	-1%
	11%	10%	10%

The decrease in "Effect of different tax rate of Holding and subsidiaries" in 2012 was due to the decrease in profit of Holding in the year; and the increase in "Benefit of tax holiday" in 2012 was due to Spreadtrum Tianjin starting to enjoy its tax holiday and being exempt from income tax for the year (Note 16(a)).

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2010	2011	2012
The aggregate dollar effect	$(9,089,241)	$(10,266,362)	$(16,860,720)
Per share effect-basic	$(0.06)	$(0.07)	$(0.12)
Per share effect-diluted	$(0.06)	$(0.07)	$(0.11)

(f) Withholding income tax

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIE because these entities do not have any unremitted earnings to be distributed.

The new CIT Law imposes a 10% withholding income tax for dividends distributed by foreign-invested enterprises to their holding companies outside mainland China. As of December 31, 2011 and 2012, the Company had not recorded any withholding tax on the undistributed earnings of its PRC subsidiaries amounting to approximately $126.6 million and $220.2 million, respectively, since the Company intends to indefinitely reinvest these earnings to further expand its business in mainland China, and there is no intention of its PRC subsidiaries to declare any dividend to the Company.

SHARE REPURCHASE	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE [Abstract]
SHARE REPURCHASE

17. SHARE REPURCHASE

Treasury stock represents of share repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.

On June 17, 2011, the Company's Board of Directors, or the Board of Directors, authorized a share repurchase program under which the Company may repurchase up to $100 million worth of its ADSs pursuant to a Rule 10b5-1 repurchase plan. The repurchase program does not obligate the Company to repurchase a minimum number of shares, and the program may be suspended or canceled without prior notice. During the year ended December 31, 2011, the Company repurchased an aggregate of 2,605,571 ADSs under this repurchase plan, representing 7,816,713 ordinary shares, on the open market for total cash consideration of $35,711,684. These shares were cancelled in January 2012.

On December 16, 2011, the Board of Directors authorized another share repurchase program under which the Company may repurchase up to $50 million worth of its ADSs pursuant to a Rule 10b5-1 repurchase plan. For the years ended December 31, 2011 and 2012, the Company repurchased an aggregate of 209,428 ADSs under this repurchase plan, representing 628,284 ordinary shares, and of 1,513,829 ADSs, representing 4,541,487 ordinary shares, respectively, on the open market for total cash consideration of $4,394,648 and $31,005,333, respectively.

As at December 31, 2011 and 2012, the repurchased 8.4 million and 4.5 million shares were presented as "treasury stock" on the balance sheet.

STOCK OPTIONS AND RESTRICTED SHARE UNITS	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS AND RESTRICTED SHARE UNITS [Abstract]
STOCK OPTIONS AND RESTRICTED SHARE UNITS

18. STOCK OPTIONS AND RESTRICTED SHARE UNITS

In 2001, the Company adopted the 2001 Stock Plan (the "2001 Plan"). The Company originally reserved 5,100,000 ordinary shares for issuance to employees, directors and consultants under the Plan. As of December 31, 2007, the authorized number of shares issuable under the Plan was 35,922,737. Options granted under the 2001 Plan may be incentive stock options, nonqualified stock options or stock purchase rights. Options granted under the 2001 Plan generally vest over a four-year period, with 25% vesting after one year and the remaining 75% vesting ratably thereafter. The Company ceased to grant options under the 2001 Plan after December 31, 2007. As of December 31, 2012, 2,037,184 options were outstanding under the 2001 Option Plan.

In 2007, the Company adopted the 2007 Equity Incentive Plan (the "2007 Plan"). The Company originally reserved 15,000,000 ordinary shares for issuance to employees, directors and consultants under the 2007 Plan. As of December 31, 2010, 2011 and 2012, the authorized number of shares issuable under the Plan was 32,311,763, 40,860,293 and 44,500,264 respectively. The 2007 Plan permits the grant of incentive stock options, nonqualified stock options, restricted shares, restricted share units ("RSUs"), share appreciation rights, performance units and performance shares, stock purchase rights. Share options granted under 2007 Incentive Plan are generally vested over a four year period. As of December 31, 2012, 15,024,418 options and 11,578,741 RSUs were outstanding under the 2007 Incentive Plan.

Restricted share units ("RSUs") may be granted at any time and from time to time as determined by the Company. The Company will set vesting criteria in its discretion, which will determine the number of restricted share units that will be paid out to the participant. Upon meeting the applicable vesting criteria, the participant will be entitled to receive a payout as determined by the Company.

The Company had not issued any restricted shares, performance units, performance shares and stock purchase rights as of December 31, 2012.

The Company adopted the provisions of ASC 718 effective January 1, 2006 and recorded compensation expense of, $10,285,561, $16,393,014 and $25,460,858 for the years ended December 31, 2010, 2011 and 2012, respectively.

Stock Options to Employees

The following is a summary of stock option activities under the 2001 and 2007 Plan in 2012:

	Number of options outstanding	Weighted average exercise price

Balance at December 31, 2011	18,006,007	$1.73
Granted (weighted average fair value of $2.66 per share)	1,304,911	$4.74
Exercised	(2,139,576)	$0.88
Forfeited	(109,740)	$0.77
Balance at December 31, 2012	17,061,602	$2.07

Additional information regarding options outstanding as of December 31, 2012 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value

Options outstanding	17,061,602	$2.07	5.16 years	$64,832,981
Options vested and expected to vest	12,960,862	$2.15	5.22 years	$48,292,355
Options exercisable	12,929,131	$1.55	5.44 years	$55,848,321

As of December 31, 2012, there was $9,047,127 in unrecognized compensation expense related to unvested stock options granted under the 2001 and 2007 Plan, which is expected to be recognized over a weighted-average period of 1.09 years.

In 2010, the Company granted total 2,596,663 options to certain employees, These options, except for 300,000 options granted on May 14, 2010, would vest over a four-year period, with 25% vesting after one year and the remaining 75% vesting ratably thereafter. The 300,000 options granted on May 14, 2010 would vest over a four-year period, with 1/48 vesting of the total shares per month. The weighted average exercise price of these options is $2.51 per share. There is no intrinsic value associated with these option grants.

On June 6, 2011, the Company granted 2,400,000 options to certain employees. These options would vest over a three-year period, with 1/36 vesting of the total shares per month. The exercise price of these options is $5.55 per share. There is no intrinsic value associated with these option grants.

In 2012, the Company granted 1,304,911 options to certain employees. These options would vest over a three-year period, with 1/36 vesting of the total shares per month. The weighted average exercise price of these options is $4.74 per share. There is no intrinsic value associated with these option grants.

The following table summarizes information regarding options granted in the years ended December 31, 2010, 2011 and 2012, respectively:

Grant date	Number of Options issued	Exercise Price
March 19, 2010	895,000	$2.03
May 14, 2010	1,701,663	$2.76
	2,596,663

Grant date	Number of Options issued	Exercise Price
June 6, 2011	2,400,000	$5.55

Grant date	Number of Options issued	Exercise Price
March 14, 2012	704,911	$5.02
April 20, 2012	600,000	$4.40
	1,304,911

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $1.72, $3.53 and $2.66 respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was $9,427,181 $15,527,919 and $11,415,868, respectively.

The Company values options using the Black-Scholes-Merton option pricing model. The following assumptions were used in determining the fair value of the options for the years ended December 31, 2010, 2011 and 2012, respectively.

	Year ended December 31
	2010	2011	2012

Risk-free rate of return	2.67%	1.95%	1.41%
Expected life	6.08 years	5.77 years	6.21 years
Expected volatility rate	77-79%	72%	71%
Dividend yield	Nil	Nil	1.74%

The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company's stock price and four comparable companies' stock prices. The Company has applied the provisions of ASC 718-10-S99 regarding the use of the simplified method in developing estimates of the expected lives of stock options. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant. Expected dividend yield is determined in view of the Company's historical dividend as well as expected future pay out rate.

In 2010, the Company issued options to part-time employees and members of the Board of Directors to purchase 300,000 ordinary shares at exercise price $2.76 per share. These options are accounted for as equity awards. The options issued vest over a four-year period, with 1/48 vesting of the total shares per month. The options expire 10 years from the date of grant.

The Company recorded share-based compensation expenses of $544,111, $283,344 and $252,978 relating to these option grants for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, 1,849,663 and 1,738,025 options granted to part time employees and board members were outstanding and exercisable, respectively.

RSUs to Employees

The following table summarizes information regarding RSUs granted in the year ended December 31, 2010, 2011 and 2012, respectively:

Grant date	Number of RSUs issued	Fair value on grant date
March 19, 2010	2,539,750	$2.03
August 5, 2010	895,240	$3.17
	3,434,990

Grant date	Number of RSUs issued	Fair value on grant date
January 4, 2011	3,004,983	$6.08
June 28, 2011	4,360,800	$4.16
November 22, 2011	2,100,000	$8.00
	9,465,783

Grant date	Number of RSUs issued	Fair value on grant date
March 14, 2012	704,911	$5.02
May 2, 2012	1,408,443	$4.58
June 21, 2012	700,680	$5.81
November 3, 2012	804,570	$7.16
	3,618,604

The shares were granted in anticipation of services to be provided from the employee during the respective vesting periods. The Company accounts for RSUs in accordance ASC 718 and records the fair value of unvested shares equal to the market price on the date of grant with related compensation expense recognized over the vesting period. The Company granted 3,434,990, 9,465,783 and 3,618,604 RSUs, with an aggregate grant-date fair value of approximately $7.99 million, $53.2 million, and $19.8 million for the year ended December 31, 2010, 2011 and 2012, respectively. During the years ended December 31, 2010, 2011 and 2012, 2,627,178, 2,098,377 and 4,837,002 RSUs vested with a total grant-date fair value of $5.97 million, $6.13 million and $20.7 million respectively. The fair value at the vesting date of the RSUs vested in 2010, 2011 and 2012 are about $8.07 million, $13.9 million and $29.7 million, respectively.

The following is a summary of RSU activities under the 2007 Plan in 2012:

	Number of RSUs outstanding	Weighted-average grant-date fair value

Unvested balance at December 31, 2011	13,113,228	$4.47
Granted	3,618,604	$5.47
Vested	(4,837,002)	$4.29
Forfeited	(316,089)	$5.76
Unvested balance at December 31, 2012	11,578,741	$4.82

As of December 31, 2012, there was $44,490,874 in unrecognized compensation expense related to unvested share-based compensation of RSUs granted under the 2007 Plan, which is expected to be recognized over a weighted-average period of 1.27 years.

Stock Reserved for Future Issuance

As of December 31, 2012, the Company reserved the following shares of authorized but unissued ordinary shares for future issuance:

Stock options outstanding	17,061,602
RSUs outstanding	11,578,741
Ordinary shares available for grant	27,125
28,667,468

Stock options and RSUs based on milestones

During the year ended and as of December 31, 2011, the Company had granted and would grant equity awards to certain employees, based on respective stages during technology development ("Milestones"). In 2011, the Company granted 967,050 RSUs (fair value of which amounted to approximately $7.8 million on the date of grant) to certain employees which would vest commencing from the achievement of Milestones. Upon the achievement of the Milestones, the Company would reward certain employees with stock options to subscribe certain ADSs of the Company. The Company assessed the probability of each of the aforementioned milestones and considered that none of Milestones is probable as of December 31, 2011 and, accordingly, no expense was recorded in 2011 in connection with the RSUs and the stock options linked to Milestones. In 2012, the Company passed the aforementioned Milestones, as a result of which the 967,050 RSUs commenced vesting and the Company granted stock options of 200,000 ADSs (or 600,000 ordinary shares). As a result, approximately $5.8 million share-based expenses were recognized in 2012.

In 2012, the Company granted 705,051 RSUs (fair value being approximately $4.1 million at the time of grant) to its management and employees, which would vest provided that the Company meet certain performance target in 2013, including a revenue target and delivery quantities of certain products. As of December 31, 2012, the Company did not consider the performance target was probable and, accordingly, no expense was recorded relating to these RSUs.

DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2012
DISTRIBUTION OF PROFIT [Abstract]
DISTRIBUTION OF PROFIT

19. DISTRIBUTION OF PROFIT

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-invested enterprises and the Articles of Association of the Company's PRC subsidiaries, the Company is required to maintain a statutory reserve ("PRC statutory reserve"), a general reserve fund, which is non-distributable. The Company's PRC subsidiaries are required to transfer 10% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Company's PRC subsidiaries' accumulated profits as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of net profit to Holding in the form of dividends. As of December 31, 2011 and 2012, total restricted net assets held by the Company's PRC subsidiaries were $54.6 million and $58.5 million, respectively, which were not available for distribution to the Company. These amounts are made up of the registered capital of the Company's PRC subsidiaries and the statutory reserves.

The Company has statutory reserve balance of $12,754,349 and $16,714,871, respectively as of December 31, 2011 and 2012, respectively.

The Company's appropriation of dividend to shareholders is discussed in Note 14(c).

RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
RETIREMENT PLAN [Abstract]
RETIREMENT PLAN

20. RETIREMENT PLAN

The Company's local PRC employees are entitled to a retirement benefit, based on their basic salary upon retirement and their length of service in accordance with a state-managed pension plan. The PRC government is responsible for the pension liability to these retired staff. The Company is required to make contributions to the state-managed pension plan equivalent to certain percentage of the monthly basic salary, subject to a ceiling, of current local PRC employees. Local PRC employees are required to make contributions equivalent to certain percentage of their basic salary, subject to a ceiling. The Company's contribution to the pension plan was $2,438,199, $3,947,464 and $5,471,630 for the years ended December 31, 2010, 2011 and 2012, respectively. The retirement benefits do not apply to expatriate employees.

In August 2001, the Company adopted a 401(k) plan for its expatriate employees and employees of a US subsidiary whereby eligible employees may contribute up to 15% of their compensation, on a pretax basis, subject to the maximum amount permitted by the United States Internal Revenue Code. Spreadtrum USA's 401(k) plan is subject to the same limitation. The Company is not required to, and has not contributed to, either of these two 401(k) Plans.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

21. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year ended December 31,
	2010	2011	2012
Net income attributable to holders of ordinary shares	$67,194,438	$134,454,976	$93,311,649

Weighted average shares outstanding - basic	141,739,261	143,312,424	139,995,702
Potential dilutive shares:
- Stock options	12,074,708	13,047,931	11,126,057
- RSUs	3,528,560	6,341,700	5,051,295
Weighted average shares outstanding - diluted	157,342,529	162,702,055	156,173,054

Income per share - basic	$0.47	$0.94	$0.67
Income per share - diluted	$0.43	$0.83	$0.60

Ordinary share equivalents of stock options are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase outstanding ordinary shares using the average fair value for the periods.

For the years ended December 31, 2010, 2011 and 2012, outstanding stock options of 466,474, 1,367,671 and 1,673,633 shares, respectively, were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

Operating lease as lessee

The Company has entered into operating leases for certain office space some of which contain renewal options. As of December 31, 2012, future minimum lease payments under non-cancelable operating leases were as follows:

Years ending:
December 31, 2013	1,720,106
December 31, 2014	720,331
December 31, 2015	150,982
December 31, 2016	88,073

Total minimum lease payments	2,679,492

Rental expenses under operating leases amounted to $1,273,525, $1,576,523 and $1,862,918 for the years ended December 31, 2010, 2011 and 2012, respectively.

Commitment to pay the use right of intellectual property

In May 2012, the Company entered into an agreement with a third party vendor under which the vendor would authorize the Company to use certain intellectual property. As of December 31, 2012, the Company had committed to pay non-refundable utilization fee of $16.1 million to this vendor for intellectual property to be received in 2013 and 2014.

Commitment to purchase software

In October 2012, the Company entered into an agreement with a third party vendor under which the vendor would license certain software to the Company. As of December 31, 2012, the Company had committed to pay non-refundable license and maintenance fee of $1.2 million to this vendor for software to be received in 2013.

Commitment to equity investment

In December 2012, the Company entered into an investment agreement with shareholders of a domestic R&D company pursuant to which the Company would invest RMB20 million (approximately $3.2 million) to have a non-controlling interest. In March 2013, the Company made payment of RMB13 million (approximately $2.1 million) to the investee.

Legal contingencies

The Company is a party to legal matters and claims that are normal in the course of its operations. The Company has received some notices of claims for infringement of certain intellectual property, but believes that the likelihood of losses arising from such claims is remote as of December 31, 2012. While the Company also believes that the ultimate outcome of these matters, except for those described in the following paragraphs, will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In November 2010, the Company submitted an arbitration application against a customer for breaching of its purchase commitment specified in certain sales agreements. In December 2010, the customer submitted a counter claim which requests the Company to compensate its losses, expenses and costs in the approximate amount of RMB11.2 million (US$1.7 million). The Company accrued a contingent loss of RMB5.6 million (approximately $0.8 million), being the amount of management's estimated probable loss, for the arbitration case. In October 2012, the Company received the verdict that claimed both the Company's and the customer's applications were overruled. Therefore, the Company reversed this RMB5.6 million (approximately $0.8 million) in 2012.

In December 2011, Spreadtrum Shanghai received an arbitration summons from the Beijing Arbitration Commission for a supplier (the "Supplier") alleging that Spreadtrum Shanghai had breached the terms of an agreement with the Supplier. The Supplier sought unpaid royalties, liquidated damages, and related fees and costs which, in the aggregate, had the Supplier prevail in the arbitration, would have been material to the Company's consolidated financial statements. No accrual for contingent liability was provided as of December 31, 2011, due to the early stage of the arbitration and the complexity and uncertainty surrounding the arbitration process at that time. In September 2012, Beijing Arbitration Commission issued its decision dismissing all of the Supplier's claims. In March 2013, the Supplier filed a petition with the Beijing Second Intermediate People's Court to cancel the arbitration decision issued by the Beijing Arbitration Commission. The petition is pending as of the date that these consolidated financial statements were approved for issue.

In December 2012, another supplier submitted an arbitration application to American Arbitration Association against the Company alleging that the Company had breached the terms of an agreement and that it was owed royalties relating to chipsets sold by the Company that it alleged contained the results of joint development work involving it and the Company. The supplier sought a declaratory judgment and damages plus interest, costs, and fees from the Company, which, in the aggregate, should the supplier prevail in the arbitration, would be material to the Company's consolidated financial statements. The Company filed a Statement of Defense and Counterclaim in January 2013. The Company estimates that an unfavorable outcome as probable and the estimated loss would be in the range from $4 million to $8 million. A probable contingent loss of $5.5 million has been accrued as of December 31, 2012.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

23. SUBSEQUENT EVENT

In March and April 2013, the Company entered into several share transfer agreements to dispose of its equity interests in certain investees, as discussed in Note 9(c) and 9(g).

In March 2013, the Company cancelled approximately 1.7 million ADSs (representing approximately 5.1 million ordinary shares), which ADSs were repurchased by the Company for approximately 0.2 million in 2011 and 1.5 million in 2012, respectively. All the ADSs repurchased by the Company on the open market had been cancelled by the Company as of March 31, 2013.

In March 2013, the Company announced that its Board of Directors approved a quarterly cash dividend of $0.10 per ADS, or approximately $0.0333 per ordinary share, which amounted to approximately $4.9 million in aggregate.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation	(a) Basis of presentation The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the accounts of Holding, its controlled subsidiaries and its consolidated VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Company's consolidated financial statements include inventory valuation, useful lives of fixed assets and acquired intangible assets, valuation allowance on deferred tax assets, bad debt provision, accruals for warranty and estimated loss from pending litigations, assumptions used in purchase price allocation, assumptions used to measure impairment of goodwill and long-lived assets, assumptions related to the valuation of share-based compensation and related forfeiture rates.

Concentration of credit risk

(d) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents, restricted cash, term deposit and accounts receivable. The Company deposits its cash and cash equivalents, restricted cash and term deposit with financial institutions located in jurisdictions where the subsidiaries are located. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers. Substantially all revenue was derived from customers located in China, including Hong Kong (Note 15).

The following table summarizes accounts receivable and revenue from customers which accounted for 10% or more of accounts receivable and/or revenue. Customers from A through J are different customers. The Company's accounts receivable are generally from those customers who do not have the quality inspection period with the Company as mentioned in Note 2(p).

	Accounts receivable December 31,
	2011	2012
Customer A	-	25.9%
Customer B	44.3%	21.9%
Customer C	48.2%	19.3%

	Revenue
	Year ended December 31,
	2010	2011	2012
Customer D	23.0%	18.5%	25.0%
Customer E	14.8%	16.7%	21.8%
Customer F	*	*	16.0%
Customer G	*	11.3%	*
Customer H	*	11.2%	*
Customer I	10.2%	*	*
Customer J	11.6%	*	*

* Less than 10% in the year.

Cash and cash equivalents	(e) Cash and cash equivalents Cash and cash equivalents are cash on demand, and time deposits and highly-liquid investments with original maturities of three months or less.
Restricted cash

(f) Restricted cash

Restricted cash represents cash deposits legally held by banks which are not available for the Company's general use. As of December 31, 2011 and 2012, the Company's restricted cash primarily represents cash deposits pledged for the purpose of the Company's short-term and long-term bank borrowings (Note 12).

Term deposit

(g) Term deposit

Term deposit consists of bank deposits with an original maturity of over three months.

Term deposit with an original maturity of over three months but less than a year is classified as short-term deposit and term deposit with an original maturity of more than a year is classified as long-term deposit.

Accounts Receivable

(h) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company makes specific bad debt provisions based on (i) its specific assessment of the collectability of all significant accounts, including age of the receivables; and (ii) any specific knowledge it has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectability.

Inventories and deferred costs

(i) Inventories and deferred costs

Inventories are stated at the lower of cost (weighted average) or market. Cost is comprised of direct material and where applicable, direct labor costs and overhead incurred in bringing the inventories to their present location and condition.

The Company estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Deferred costs consist of product shipped to the customer where the rights and obligations of ownership have passed to the customer, but revenue has not yet been recognized. All deferred costs are stated at cost.

Property and equipment

(j) Property and equipment

Property and equipment are stated at cost less the accumulated depreciation and amortization, and are depreciated using the straight-line method over the following estimated useful lives:

Buildings	30 years
Building improvements	10 years
Machinery and equipment	5 years
Office furniture, equipment and vehicles	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	shorter of lease terms or expected useful life

Costs incurred in constructing new facilities, including capitalized interest and other costs relating to the construction are capitalized and transferred to property, plant and equipment on completion, at which time depreciation commences.

Acquired intangible assets

(k) Acquired intangible assets

Acquired intangible assets consist of software licenses and technology and intangible assets acquired through business acquisitions (Note 3). Software license and technology are amortized using the straight-line method over their respective estimated useful lives (Note 8).

In-progress research and development acquired through business acquisition was capitalized as an indefinite-lived intangible asset subject to impairment testing till completion or abandonment.

Impairment of long-lived assets

(l) Impairment of long-lived assets

The Company assesses the impairment of long-lived assets when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets. The determination of fair value of the intangible and long-lived assets acquired involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future. This analysis also relies on a number of factors, including changes in strategic direction, business plans, regulatory developments, economic and budget projections, technological improvements, and operating results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized.

The Company recognized impairment loss of $4.5 million (Note 8) on acquired intangible assets in 2010. There was no impairment charge recognized for the years ended December 31, 2011 and 2012.

Business combinations and non-controlling interests

(m) Business combinations and non-controlling interests

For acquisitions made before December 31, 2008, the acquired assets and liabilities are recorded at their fair value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

On January 1, 2009, the Company adopted ASC 805. Following the adoption, the consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred by the acquirer, liabilities incurred by the acquirer to former owners of the acquiree, and equity instruments issued by acquirer. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period.

When the Company obtains control over an entity by acquiring an additional interest in that entity, the Company's previously held equity interest is remeasured to fair value at the date the control is obtained. Any difference between the carrying value and the fair value of the previously held equity interest is recognized as a gain or loss in the consolidated statement of operations. Subsequent changes in the equity interest of a subsidiary while the Company retains its controlling interests are accounted for as equity transactions.

Impairment of goodwill

(n) Impairment of goodwill

The Company adopted the Financial Accounting Standards Board ("FASB") revised guidance on "Testing of Goodwill for Impairment." Under this guidance, the Company has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. For reporting units applying a qualitative assessment first, the Company starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. For reporting units directly applying a quantitative assessment, the Company performs the goodwill impairment test by quantitatively comparing the fair values of those reporting units to their carrying amounts.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

No impairment loss was recognized in 2010, 2011 and 2012.

Other long-term obligations

(o) Other long-term obligations

Other long-term obligations represent the Company's payables on acquired intangible assets (software, license and technology) which are to be settled in installment payments. Other long-term obligations are recognized initially at fair value and are subsequently stated at amortized cost, with accretion of interest charged into "interest expense".

Revenue recognition

(p) Revenue recognition

Revenue is generated from the sale of products, including baseband semiconductors and radio frequency transceivers, and the rendering of engineering services, including design services according to customers' specification, product prototyping, testing services, training and support services.

The Company recognizes revenue from sales of products, including primarily baseband semiconductors and radio frequency transceivers, when persuasive evidence of an arrangement exists, the sales price is fixed and determinable, delivery has occurred and collectability is reasonably assured. To evidence an arrangement, the Company (i) enters into a master agreement with its customers, which specifies general terms and conditions, or (ii) obtains purchase orders, which specify the key terms of individual orders, such as quantity and price. For the Company's arrangements which do not include rights of return, price protection or other similar privileges (refer to the acceptance provisions as discussed in the following paragraph), the Company records revenue when products are delivered to and accepted by the customers as there are no future remaining obligations. Delivery occurs when title and risk of loss transfer to customers, which is generally at the customers' designated location.

Certain contracts have specified acceptance provisions (quality inspection) and for such contracts the Company defers the revenue recognition until the acceptance is obtained. In the event that no acceptance note or denial note is received, revenue and cost of sales are recognized when the contractual quality inspection period expires. Any payments received prior to revenue recognition are recorded as advance from customers. For the year ended December 31, 2012, recognized revenue associated with contracts providing for quality acceptance periods was approximately $461 million, representing approximately 64% of total revenue in 2012, compared to approximately $634 million or 94% of total revenue in 2011 and $286 million or 83% of total revenue in 2010.

The Company grants rebate to certain customers depending on the volume of business generated from the customers . The rebates granted are either goods rebate or cash rebate. Goods rebate is "free" products offered to customers and is recorded as cost of sales when revenue is recognized. Cash rebate is recorded as a reduction of revenue when being granted to customers and revenue is recognized.

Cash consideration given by the Company to customers is recorded as a reduction of revenue, unless the Company receives an identifiable benefit (goods or services) in exchange for the consideration and the Company is able to reasonably estimate the fair value of the benefit identified.

The Company recognizes revenue from service contracts upon completion of all services when such revenue amount is insignificant and the service could be completed within a short period of time (generally one to three months). Otherwise, the Company uses percentage of completion method to recognize revenue from service contracts.

Government subsidies

(q) Government subsidies

Government subsidies related to expense items are recognized as a reduction of the relevant expense in the same period as those expenses are incurred. Government subsidies related to depreciable assets are recognized as a reduction to the carrying value of the related assets. Government subsidies are originally recorded as liabilities when received and then are recognized as reduction of expense or asset when the Company has complied with the conditions attached to the subsidies and collection of payment is probable.

Shipping and handling costs

(r) Shipping and handling costs

Shipping and handling costs relating to sales of $133,471, $235,284 and $475,743 were included in selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively. Shipping and handling costs relating to inventory purchases of $745,404, $1,275,668 and $1,048,418 were included as a component of cost of revenue for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development costs	(s) Research and development costs Research and development cost are expensed as incurred.
Software development costs

(t) Software development costs

The Company accounts for internally generated software development costs in accordance with ASC 350. Capitalization of eligible software development costs begins upon the establishment of technological feasibility and ends when the software is available for internal use. To date, the period between achieving technological feasibility which the Company has defined as establishment of a working model and the general availability of such software is generally very short. Accordingly, the Company has not capitalized any internally generated software development costs and such costs are insignificant.

Warranty

(u) Warranty

In general, the Company offers a one-year warranty on all of its products. The Company accrues the estimated cost of product warranty at the time revenue is recognized, and adjusts the warranty accrual periodically based on historical experience and expected warranty claims. Although the Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of component suppliers, the warranty obligation is affected by actual warranty costs, including but not limited to usage of material and labor and service delivery costs incurred in connection with a product failure.

Share-based compensation

(v) Share-based compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

Income Taxes

(w) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Effective January 1, 2007, the Company adopted ASC 740-10-25, pursuant to which the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution. See Note 16 to the Company's consolidated financial statements for additional information including the impact of adopting ASC 740-10-25.

Comprehensive Income (Loss)	(x) Comprehensive Income (Loss) Comprehensive income (loss) includes net income or loss and foreign currency translation adjustment.
Foreign currency translation and foreign currency risk

(y) Foreign currency translation and foreign currency risk

The functional currency of Holding and its subsidiaries, except for Spreadtrum Shanghai, Spreadtrum Beijing, Spreadtrum Tianjin, Spreadtrum Chongqing, MobilePeak Shanghai and Chengdu Chuanyue, is the United States dollar ("US dollar"). Spreadtrum Shanghai, Spreadtrum Beijing, Spreadtrum Tianjin, Spreadtrum Chongqing, MobilePeak Shanghai and Chengdu Chuanyue's functional currency is the Renminbi ("RMB"). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

The Company has chosen the US dollar as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as a separate component of comprehensive income (loss) in the consolidated statements of shareholders' equity and comprehensive income (loss). The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company's cash and cash equivalents, restricted cash and term deposits (including short-term and long-term deposits) denominated in RMB amounted to $287,165,952 and $163,052,483 as of December 31, 2011 and 2012, respectively.

Fair value measurements

(z) Fair value measurements

On January 1, 2008, the Company adopted ASC 820, Fair Value Measurements and Disclosures, for financial assets and liabilities and non-financial assets and liabilities measured or disclosed at fair value on a recurring basis. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices (unadjusted) in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. See Note 7, "Fair Value Measurements", for further details.

Income per share

(aa) Income per share

Basic income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the year. Diluted income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in periods in which loss is reported as their effects would be anti-dilutive.

Recently issued accounting standards

(ab) Recently issued accounting standards

In June 2011 the FASB issued Accounting Standards Update 2011-05, "Comprehensive Income: Presentation of Comprehensive Income." The amendment requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income." This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the Company effective since the fiscal year ended December 31, 2012. In February 2013, the FASB issued Accounting Standards Update 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which closed the indefinite deferral. Specifically, ASU 2013-02, which is effective, with only prospective disclosure required, for public companies for interim and annual periods beginning after December 15, 2012, provides reporting entities the option to present the effect of reclassification adjustments either parenthetically on the face of the financial statements or in a separate dedicated footnote. The adoption of ASU 2011-05 did not impact the consolidated financial statements as the Company already presented, and presents, a continuous statement of operations and comprehensive income.

In July 2012, the FASB issued ASU 2012-02, "Intangibles - Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment". The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The Company has early adopted this update since the fiscal year ended December 31, 2012 and the adoption does not have a material impact on the Company's consolidated financial statements.

DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS [Abstract]
Schedule of Subsidiaries
Name of subsidiary	Place of incorporation	Date of incorporation/ acquisition	Percentage of ownership
Spreadtrum Communications (Shanghai) Co., Ltd. ("Spreadtrum Shanghai")	The People's Republic of China (the "PRC")	July 18, 2001	100%
Spreadtrum Communications USA Inc. (formerly known as Quorum System Inc.) ("Spreadtrum USA")	US	January 15, 2008	100%
Spreadtrum Communications (Tianjin) Co., Ltd. ("Spreadtrum Tianjin")	PRC	December 9, 2010	100%
Spreadtrum Communications (Chongqing) Co., Ltd. ("Spreadtrum Chongqing")	PRC	December 31, 2010	100%
Telegent Systems, Inc. ("Telegent")	Cayman Islands	August 2, 2011	100%
MobilePeak Holdings, Ltd. ("MobilePeak")	Cayman Islands	September 30, 2011	100%
MobilePeak Systems, Inc. ("MobilePeak USA")	US	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Shanghai MobilePeak Semiconductor Co., Ltd ("MobilePeak Shanghai")	PRC	September 30, 2011	Wholly-owned subsidiary of MobilePeak
Chengdu Chuanyue Co., Ltd ("Chengdu Chuanyue")	PRC	June 30, 2012	89.2%
Beijing Spreadtrum Hi-Tech Communications Technology Co., Ltd ("Spreadtrum Beijing", a VIE before April 2012 and a 100% owned subsidiary thereafter)	PRC	March 30, 2005	100%

Schedule of Variable Interest Entity's Financial Information
	December 31,
	2011	2012
Total assets	$1,267,325	N/A

Total liabilities	$299,648	N/A

	Year ended December 31,
	2010	2011	Three-month period ended March 31, 2012
Revenue *	$1,372,675	$1,412,581	$193,842

Net income	$48,101	$62,514	$15,681

* All of Spreadtrum Beijing's revenue during the years presented was derived from Spreadtrum Shanghai, another subsidiary of the Company, and was eliminated in full upon consolidation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Revenue by Major Customers
	Revenue
	Year ended December 31,
	2010	2011	2012
Customer D	23.0%	18.5%	25.0%
Customer E	14.8%	16.7%	21.8%
Customer F	*	*	16.0%
Customer G	*	11.3%	*
Customer H	*	11.2%	*
Customer I	10.2%	*	*
Customer J	11.6%	*	*

* Less than 10% in the year.

Schedule of Accounts Receivable by Major Customers
	Accounts receivable December 31,
	2011	2012
Customer A	-	25.9%
Customer B	44.3%	21.9%
Customer C	48.2%	19.3%

Schedule of Useful Lives of Property, Plant and Equipment
Buildings	30 years
Building improvements	10 years
Machinery and equipment	5 years
Office furniture, equipment and vehicles	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	shorter of lease terms or expected useful life

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Financial Results of Acquired Business Since Acquisition Date
Year ended December 31, 2011

Revenue:
MobilePeak	$512,479
Telegent	1,475,808

Total	$1,988,287

Net profit (loss):
MobilePeak	$(3,072,851)
Telegent	26,012

Total	$(3,046,839)

Schedule of Pro Forma Financial Information
	Year Ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Revenue	392,868,093	681,789,612
Net income	1,352,827	107,326,539
Earnings per ordinary share:
Basic	$0.01	$0.73
Diluted	$0.009	$0.65

Chengdu Chuanyue [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Total purchase price:
Cash consideration paid to acquire common shares	$2,292,526
Cash paid to Chengdu Chuanyue to settle its liabilities	1,295,010
$3,587,536
Cash and cash equivalents	$86,039
Other current assets	10,953
Property and equipments	53,647
Acquired intangible assets:
- In-progress research and development	1,869,305
- Software license and copyright	868,850
Goodwill	2,699,607
Current liabilities	(1,012,707)
Non-controlling interests at fair value	(988,158)
Total cash consideration	$3,587,536

MobilePeak [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Total purchase price:
Cash consideration paid to acquire preference shares	$27,237,151
Pick-up of equity loss	(1,062,504)
Gains from previously held preference shares upon acquisition	1,460,353
Fair value of 48.5% preferred shares held	$27,635,000
Cash consideration paid to acquire ordinary shares	3,521,996
Accelerated vesting of MobilePeak's employees stock options (charged to additional paid-in capital)	1,300,000
Cash paid to MobilePeak to settle its liabilities and to finance its operation	12,956,439
Purchase price	$45,413,435

Cash and cash equivalents	$1,104,430
Other current assets	1,451,290
Property and equipments	917,795
Acquired intangible assets:
- Patented and completed technologies	10,300,000
- In-process research and development	11,800,000
Goodwill	31,334,875
Current liabilities	(7,191,080)
Deferred tax liabilities	(1,611,875)
Non-controlling interests at fair value	(2,692,000)
$45,413,435

Telegent [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Cash	$83,190,127
Accounts receivable	1,632,862
Other current assets	3,929,107
Property and equipment, net	298,550
Indemnification asset (ii)	5,567,241
Other assets	110,097
Acquired intangible assets:
- Patented and completed technologies	1,000,000
- Software license	1,506,158
Goodwill	2,873,420
Current liabilities	(2,744,806)
Long-term tax liability (ii)	(5,567,241)
Total	$91,795,515

INVENTORIES AND DEFERRED COSTS (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES AND DEFERRED COSTS [Abstract]
Schedule of Inventories and Deferred Costs

	December 31,
	2011	2012
Raw materials	$20,560,078	$31,886,890
Work in progress	5,504,571	18,232,622
Finished goods	67,157,355	78,638,816
Total inventories	93,222,004	128,758,328
Deferred costs	64,689,930	16,111,647
Total inventories and deferred costs	$157,911,934	$144,869,975

Schedule of Inventory Write-Downs

Movement of written-down inventory and deferred costs

As of December 31, 2009	$14,524,416
Inventory write-downs	1,918,214
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds of $31,260	(6,426,808)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $5,112,188	(5,680,209)
As of December 31, 2010	4,335,613
Inventory write-downs	3,652,506
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds of $7,808	(154,164)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $4,470,844	(3,825,185)
As of December 31, 2011	4,008,770
Inventory write-downs	889,131
Removal of write-down inventory balance in connection with inventory discarded with no proceeds	(56,421)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $496,532	(386,675)
As of December 31, 2012	$4,454,805

PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET [Abstract]
Schedule of Prepayments, Other Receivables and Other Current Assets, Net
	December 31,
	2011	2012
Value-added tax refundable on export sales	$812,379	$5,501,555
Prepayments and deposits to vendors	2,446,185	4,722,288
Receivable from custodian to settle employees tax obligations related to RSUs	1,873,729	3,207,970
Prepaid royalty	265,362	3,076,784
Value-added tax recoverable	2,699,961	2,968,455
Interest receivable accrued on term deposits	2,279,268	1,581,013
Receivable from a supplier for quality issue (a)	-	1,418,121
Loan to third parties for R&D activities	-	1,113,674
Prepaid income tax	1,557,321	-
Other prepaid expenses and other current assets	2,399,692	4,081,512
	$14,333,897	$27,671,372
(a)	The $1.4 million receivable from a supplier for quality issue represents the amount that a third party supplier agrees to compensate the Company, as a result of a quality issue in connection with certain products the supplier manufactured.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2011	2012
Buildings	$21,740,442	$21,793,708
Machinery and equipment	16,749,166	27,220,500
Office furniture, equipment and vehicles	2,219,817	2,481,737
Computer equipment and software	16,695,916	19,977,856
Leasehold and building improvements	6,470,853	7,466,138

	63,876,194	78,939,939
Less: accumulated depreciation and amortization	(23,400,970)	(30,472,174)

	40,475,224	48,467,765
Construction in progress	1,051,436	2,871,270

	$41,526,660	$51,339,035

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Acquired Intangible Assets

	December 31,
	2011	2012
Intangible assets gross amount
Software license and technology, including $1,506,158 acquired from Telegent (Note 3(c)) and $868,850 acquired from Chengdu Chuanyue (Note 3(a))	$64,446,959	$94,002,608
Completed technology acquired from Spreadtrum USA	28,695,000	28,695,000
Patented and completed technology acquired from Telegent (Note 3(c))	1,000,000	1,000,000
Patented and completed technology acquired from MobilePeak (Note 3(b))	10,300,000	10,300,000
In-progress research and development acquired from Chengdu Chuanyue (Note 3(a))	-	1,869,305
In-progress research and development acquired from MobilePeak (Note 3(b))	11,800,000	11,800,000
	116,241,959	147,666,913
Less: accumulated amortization
Software license and technology	(30,594,708)	(44,819,812)
Completed technology acquired from Spreadtrum USA	(4,749,282)	(5,875,653)
Patented and completed technology acquired from Telegent	(83,333)	(283,333)
Patented and completed technology acquired from MobilePeak	(286,111)	(1,430,555)
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(35,713,434)	(52,409,353)
Less: accumulated impairment
Software license and technology	(9,430,794)	(9,441,579)
Completed technology acquired from Spreadtrum USA	(12,727,250)	(12,727,250)
Patented and completed technology acquired from Telegent	-	-
Patented and completed technology acquired from MobilePeak	-	-
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(22,158,044)	(22,168,829)

Net book value
Software license and technology	24,421,457	39,741,217
Completed technology acquired from Spreadtrum USA	11,218,468	10,092,097
Patented and completed technology acquired from Telegent	916,667	716,667
Patented and completed technology acquired from MobilePeak	10,013,889	8,869,445
In-progress research and development acquired from Chengdu Chuanyue	-	1,869,305
In-progress research and development acquired from MobilePeak	11,800,000	11,800,000
	$58,370,481	$73,088,731

Schedule of Estimated Future Amortization Expense Related to Intangible Assets
2013	$20,176,787
2014	14,615,092
2015	7,818,242
2016	4,138,607
2017	3,310,886
2018 and thereafter	9,359,812
$59,419,426

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
Schedule of Long-Term Investments

	December 31,
	2011	2012
Investments accounted for under equity method:
- Zhanxiang (a)	$7,089,995	$6,882,708
- Spreadzoom (b)	-	4,681,944
- Company C1 (c)	-	1,590,963
- Yun Zhi Lang (d)	-	1,441,416
- Able (e)	-	997,039

Investment accounted for under cost method:
- Micromax (f)	-	10,000,000
- Company C2 (c)	-	8,500,000
- Company G (g)	-	7,812,430
- Shanghai Mobil (h)	2,956,720	2,963,965
- Zoom (i)	2,900,000	2,900,000
- Thunder Software (j)	-	2,367,101
- Walden (k)	-	1,000,000
- Fingermedia & iFly (l)	-	753,067
- Others	547,612	922,728
Total	$13,494,327	$52,813,361

(a)	In December 2009, Spreadtrum Shanghai entered into a joint venture agreement with three other parties to form a joint venture to develop a piece of land adjacent to the Company's corporate headquarters in Shanghai, China. The joint venture is named Shanghai Zhanxiang Electronics Technology Co., Ltd. ("Zhanxiang"). The registered capital of Zhanxiang is RMB193.5 million (approximately $28.3 million) and Spreadtrum Shanghai would inject capital of RMB46.5 million (approximately $6.8 million) in exchange of 24% equity interest. In December 2009, Spreadtrum Shanghai injected RMB2 million in cash (approximately $0.3 million) into Zhanxiang. Spreadtrum Shanghai paid a deposit of RMB46.5 million (approximately $6.8 million) for land use rights to this parcel of land in 2007 and recorded such deposit in other long-term assets as of December 31, 2009. Under a series of agreements entered into by Spreadtrum Shanghai with other investors of Zhanxiang in 2009, Spreadtrum Shanghai agreed to exchange, in substance, the deposit it had paid for the land use rights as its capital contribution into Zhanxiang. In February 2010, Spreadtrum Shanghai received a refund of its deposit for the land use rights in the amount of RMB46.5 million (approximately $6.8 million). Thereafter, Spreadtrum Shanghai injected RMB44.4 million (approximately $6.5 million) into Zhanxiang to complete the capital contribution for its 24% equity interest in Zhanxiang.

(b)	In May 2012, Speadtrum Tianjin acquired 10% equity interests in Spreadzoom Technologies Co., Ltd. ("Spreadzoom") at a cash consideration of RMB30,000,000 (approximately $4.8 million). The main activities of Spreadzoom are development of manufacturing and trading of mobile devices.

Given the Company's ability to exercise significant influence over Spreadzoom via 2 board seats (out of a total of 7), Spreadzoom is considered a related party of the Company. During the year ended December 31, 2012, the Company earned an engineering service fee of $4.4 million from Spreadzoom, which is in the nature of a related party transaction.

(c)	In April 2012, the Company entered into agreements with a third party, as a result of which the Company made the following investments:

In May 2012, Speadtrum Shanghai acquired 10% equity interest of Company C1, an independent design house, at a cash consideration of RMB10,000,000 (approximately $1.6 million). The Company holds 1 seat on the board of directors in Company C1 out of a total of 3 and, hence, able to exercise significant influence over Company C1.

In July and August 2012, the Company acquired 10.0% equity interest of Company C2 at a cash consideration of $8,500,000. Company C2 had not commenced any significant operation as of December 31, 2012.

In April 2013, the Company entered into share transfer agreements with other shareholders of Company C1 and Company C2, pursuant to which the Company would transfer its entire interests in Company C1 and Company C2 to the respective other shareholder at a price equivalent to the Company's original investment amount, i.e., RMB10 million and $8,500,000, respectively.

(d)	In May 2012, Spreadtrum Shanghai entered into a joint venture agreement with a third party, pursuant to which a joint venture named Yun Zhi Lang Science and Technology Co., Ltd ("Yun Zhi Lang") was incorporated. As of December 31, 2012, Spreadtrum Shanghai had invested RMB10,000,000 in cash (approximately $1.6 million) and certain self-developed technology in to Yun Zhi Lang and obtained equity interests of 45% in Yun Zhi Lang. As of December 31, 2012, Yun Zhi Lang had not commenced any significant operation activities.

(e)	In second quarter 2012, the Company obtained 30% equity interests in Able Agenios Limited ("Able"), a France based mobile software developer, at a cash consideration of EURO1 million (approximately, $1.1 million).

(f)	In March 2012, Spreadtrum acquired 1.2% equity interest of Micromax Informatics Limited ("Micromax"), an India based mobile device manufacturer, at a cash consideration of USD10,000,000.

(g)	In March 2012, the Company set up a joint venture ("Company G") with a joint venture partner. As of December 31, 2012, the Company had invested RMB48.6 million (approximately, $7.8 million) and held 5% equity interests in Company G and Company G had not commenced any significant operation activity.

In March 2013, the Company entered into a share transfer agreement with the joint venture partner, pursuant to which the Company would transfer its entire interests in Company G to the joint venture partner at a price equivalent to the Company's original investment amount, i.e., RMB48.6 million.

(h)	In December 2010, Spreadtrum Tianjin acquired 4.0% equity interest of Shanghai Mobil Embedded Technology Co., Ltd. ("Shanghai Mobil") at a cash consideration of RMB18.6 million (approximately $2.8 million). The main activities of Shanghai Mobil are development of mobile phone related software platform, games and applications.

(i)	In October 2011, Spreadtrum acquired 8.3% equity interest of Zoom Technologies, Inc. ("Zoom") for cash consideration of $2.9 million. The main activities of Zoom are manufacturing, R&D and sale of the latest generation mobile phones and related products.

(j)	In June 2012, Speadtrum Tianjin acquired 3.0% equity interest of Thunder Software Technology Co., Ltd. ("Thunder Software") at a cash consideration of RMB 14,878,414 (approximately $2.4 million). Thunder Software is primarily engaged in the development and design of Android related software.

(k)	In May 2012, Speadtrum acquired 1.3% equity interest of Shanghai Walden Venture Capital Enterprise ("Walden"), a China based venture capital fund, at a cash consideration of USD 1,000,000.

(l)	In December 2012, the Company obtained 6% equity interests in Shenzhen Fingermedia Technology Co., Ltd ("Fingermedia") and Shenzhen iFly Communication Technology Co.,Ltd ("iFly"), who are handset original design manufacturers, with aggregate cash considerations of RMB4.7 million (approximately $0.8 million).

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill Movements
	Spreadtrum USA	MobilePeak	Telegent	Chengdu Chuanyue	Total
Gross amount of goodwill
Balance as of December 31, 2010	$34,344,959	$-	$-	$-	$34,344,959
Acquisitions in 2011	-	31,334,875	2,873,420	-	34,208,295
Balance as of December 31, 2011	$34,344,959	$31,334,875	$2,873,420	$-	$68,553,254
Acquisitions in 2012	-	-	-	2,699,607	2,699,607
Balance as of December 31, 2012	$34,344,959	$31,334,875	$2,873,420	2,699,607	$71,252,861

Accumulated impairment loss
Balance as of December 31, 2010	(32,344,959)	-	-	-	(32,344,959)
Balance as of December 31, 2011	(32,344,959)	-	-	-	(32,344,959)
Balance as of December 31, 2012	$(32,344,959)	$-	$-	$-	$(32,344,959)

Net carrying amount
Balance as of December 31, 2010	2,000,000	-	-	-	2,000,000
Balance as of December 31, 2011	2,000,000	31,334,875	2,873,420	-	36,208,295
Balance as of December 31, 2012	$2,000,000	$31,334,875	$2,873,420	$2,699,607	$38,907,902

OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM ASSETS [Abstract]
Schedule of Other Long-term Assets
	December 31,
	2011	2012
Prepayment for use right of certain equipment (a)	$3,000,000	$5,000,000
Rental deposits and others	586,701	484,767
	$3,586,701	$5,484,767

(a)	In October 2011, the Company entered into a Technical Cooperation Agreement with a third party, pursuant to which the Company and the third party would jointly set up a laboratory, for the purpose of testing in connection with the next generation telecommunication techniques. The Company's obligation is to contribute cash of $5 million, which is estimated to be approximately half the expenditure budget to set up the laboratory. The laboratory will be jointly owned by the Company and the third party. As of December 31, 2012, the Company had contributed $5 million in cash. The construction of the laboratory was completed in early 2013 and the Company will amortize the prepayment over the expected life of the laboratory of three years from 2013.

SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Schedule of Short-Term Debt
	December 31,
	2011	2012
Short-term bank borrowings (a)	$64,013,835	$14,089,777
Long-term bank borrowings - current portion (b)	47,612,246	-
	$111,626,081	$14,089,777

Schedule of Long-Term Debt
	December 31,
	2011	2012
Long-term bank borrowings	$47,612,246	$70,000,000
Less: current portion	(47,612,246)	-
Non-current portion	$-	$70,000,000

OTHER LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities [Abstract]
Schedule Of Intagible Assets, Maturities
	December 31,
	2011		2012
	Face value	Carrying amounts	Face value	Carrying amounts
Maturity
2012	$839,236	$816,307	$-	$-
2013	948,391	895,510	1,403,870	1,399,339
2014	1,500,000	1,344,332	1,776,182	1,669,369
2015	1,500,000	1,275,458	1,595,000	1,427,640
After 2015	2,500,000	2,016,853	2,500,000	2,125,763
	$7,287,627	$6,348,460	$7,275,052	$6,622,111
Less: Current portion of other long-term obligations	(839,236)	(816,307)	(1,403,870)	(1,399,339)
Non-current portion of other long-term obligations	$6,448,391	$5,532,153	$5,871,182	$5,222,772

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2011	2012
Government subsidies (a)	$24,170,765	$14,247,967
Accrued employee compensation	15,091,608	13,612,069
Accrued royalty (b)	6,562,351	8,687,456
Accrued contingent loss relating to litigations (Note 22)	888,762	5,467,425
Accrued research and development expenses (c)	7,149,883	4,961,094
Employee individual income tax payable withheld	2,264,751	2,525,437
Accrued warranty (d)	1,199,348	993,178
Customer deposits	1,244,111	945,684
Accrued professional service fee	1,566,687	641,525
Dividend payable (e)	4,725,846	-
Other accrued expenses and current liabilities	1,790,078	1,407,664
	$66,654,190	$53,489,499

Schedule of Accrued Warranty
	December 31,
	2010	2011	2012
Beginning balance	$136,239	$427,581	$1,199,348
Warranty provision	1,206,018	2,055,371	1,782,204
Warranty cost incurred	(914,676)	(1,283,604)	(1,988,374)
Ending balance	$427,581	$1,199,348	$993,178

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenue by Geographic Area

	Year ended December 31,
	2010	2011	2012
Hong Kong	$310,317,223	$636,898,061	$651,291,010
Mainland China, excluding Hong Kong	27,730,120	33,434,556	69,978,576
Others	8,291,399	3,923,273	3,975,652
Total	$346,338,742	$674,255,890	$725,245,238

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	Year ended December 31,
	2010	2011	2012
PRC current tax	$8,619,367	$16,465,233	$9,380,045
PRC deferred tax	(500,015)	(1,265,238)	512,458
	$8,119,352	$15,199,995	$9,892,503

US current tax	10,243	42,487	87,823
US deferred tax	-	(150,000)	-
	$10,243	$(107,513)	$87,823
Total provision for income taxes	$8,129,595	$15,092,482	$9,980,326

Summary of Deferred Tax Assets and Liabilities

	December 31,
	2011	2012
Deferred tax assets:
Research and development credits	$5,318,863	$6,056,361
Reserves and accruals recognized in different periods	3,987,803	4,307,914
Fixed assets basis difference	10,782	67,872
Tax loss carrying forward	14,331,511	18,613,655
Others	549,690	662,072
	$24,198,649	$29,707,874
Less: valuation allowance	(20,465,567)	(26,487,250)

Deferred tax assets, net	$3,733,082	$3,220,624
Analyzed as:
Current	$2,913,678	$2,449,719
Non-current	819,404	770,905
Deferred tax liabilities:
Timing difference relating to intangible assets arising from a business combination (Note 3(b))	$(1,611,875)	$(1,611,875)

Summary of Valuation Allowance on Deferred Assets

	December 31,
	2010	2011	2012
At beginning of year	$(12,516,415)	$(10,467,345)	$(20,465,567)
Acquisition of MobilePeak(Note 3(b))	-	(9,467,075)	-
Acquisition of Chengdu Chuanyue (Note 3(a))	-	-	(1,133,966)
Current year additions	-	(531,147)	(4,869,677)
Current year reversals	2,088,117	-	-
Effect of exchange rate changes	(39,047)	-	(18,040)
	$(10,467,345)	$(20,465,567)	$(26,487,250)

Schedule of Reconciliation of Unrecognized Tax Benefits

Unrecognized tax benefit-December 31, 2009	$2,583,981
Gross increases-tax positions in current period	477,996
Lapse of statute of limitations	-
Unrecognized tax benefit-December 31, 2010	$3,061,977
Gross increase - tax positions in current period	455,783
Gross increase - arising from acquisition of Telegent (Note 3(c))	5,567,241
Lapse of statute of limitations	(45,446)
Release of prior year tax positions	(2,040,211)
Unrecognized tax benefit-December 31, 2011	$6,999,344
Gross increase - tax positions in current period	276,245
Lapse of statute of limitations	-
Unrecognized tax benefit-December 31, 2012	$7,275,589

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate

	2010	2011	2012
PRC statutory Income Tax Rate	25%	25%	25%
Effect of different tax rate of Holding and subsidiaries	-12%	-11%	-5%
Effect of tax rates in foreign jurisdictions	6%	6%	5%
Expense not deductible for tax purpose	-1%	-1%	-2%
Benefit of tax holiday	-3%	-7%	-16%
Change in valuation allowance	-2%	0%	4%
Release of prior year uncertain tax position	-	-1%	-
Other	-2%	-1%	-1%
	11%	10%	10%

	2010	2011	2012
PRC statutory Income Tax Rate	25%	25%	25%
Effect of different tax rate of Holding and subsidiaries	-12%	-11%	-5%
Effect of tax rates in foreign jurisdictions	6%	6%	5%
Expense not deductible for tax purpose	-1%	-1%	-2%
Benefit of tax holiday	-3%	-7%	-16%
Change in valuation allowance	-2%	0%	4%
Release of prior year uncertain tax position	-	-1%	-
Other	-2%	-1%	-1%
	11%	10%	10%

Schedule of Tax Holiday

	Year ended December 31,
	2010	2011	2012
The aggregate dollar effect	$(9,089,241)	$(10,266,362)	$(16,860,720)
Per share effect-basic	$(0.06)	$(0.07)	$(0.12)
Per share effect-diluted	$(0.06)	$(0.07)	$(0.11)

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS AND RESTRICTED SHARE UNITS [Abstract]
Summary of Stock Option Activity

	Number of options outstanding	Weighted average exercise price

Balance at December 31, 2011	18,006,007	$1.73
Granted (weighted average fair value of $2.66 per share)	1,304,911	$4.74
Exercised	(2,139,576)	$0.88
Forfeited	(109,740)	$0.77
Balance at December 31, 2012	17,061,602	$2.07

Summary of Options Outstanding Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value

Options outstanding	17,061,602	$2.07	5.16 years	$64,832,981
Options vested and expected to vest	12,960,862	$2.15	5.22 years	$48,292,355
Options exercisable	12,929,131	$1.55	5.44 years	$55,848,321

Schedule of Options Granted
Grant date	Number of Options issued	Exercise Price
March 19, 2010	895,000	$2.03
May 14, 2010	1,701,663	$2.76
	2,596,663

Grant date	Number of Options issued	Exercise Price
June 6, 2011	2,400,000	$5.55

Grant date	Number of Options issued	Exercise Price
March 14, 2012	704,911	$5.02
April 20, 2012	600,000	$4.40
	1,304,911

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Award Using Black-Scholes Valuation Model
	Year ended December 31
	2010	2011	2012

Risk-free rate of return	2.67%	1.95%	1.41%
Expected life	6.08 years	5.77 years	6.21 years
Expected volatility rate	77-79%	72%	71%
Dividend yield	Nil	Nil	1.74%

Schedule of Restricted Share Units Granted
Grant date	Number of RSUs issued	Fair value on grant date
March 19, 2010	2,539,750	$2.03
August 5, 2010	895,240	$3.17
	3,434,990

Grant date	Number of RSUs issued	Fair value on grant date
January 4, 2011	3,004,983	$6.08
June 28, 2011	4,360,800	$4.16
November 22, 2011	2,100,000	$8.00
	9,465,783

Grant date	Number of RSUs issued	Fair value on grant date
March 14, 2012	704,911	$5.02
May 2, 2012	1,408,443	$4.58
June 21, 2012	700,680	$5.81
November 3, 2012	804,570	$7.16
	3,618,604

Schedule of Restricted Stock Units Award Activity under 2007 Plan

	Number of RSUs outstanding	Weighted-average grant-date fair value

Unvested balance at December 31, 2011	13,113,228	$4.47
Granted	3,618,604	$5.47
Vested	(4,837,002)	$4.29
Forfeited	(316,089)	$5.76
Unvested balance at December 31, 2012	11,578,741	$4.82

Stock Reserved for Future Issuance
Stock options outstanding	17,061,602
RSUs outstanding	11,578,741
Ordinary shares available for grant	27,125
28,667,468

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Common Share
	Year ended December 31,
	2010	2011	2012
Net income attributable to holders of ordinary shares	$67,194,438	$134,454,976	$93,311,649

Weighted average shares outstanding - basic	141,739,261	143,312,424	139,995,702
Potential dilutive shares:
- Stock options	12,074,708	13,047,931	11,126,057
- RSUs	3,528,560	6,341,700	5,051,295
Weighted average shares outstanding - diluted	157,342,529	162,702,055	156,173,054

Income per share - basic	$0.47	$0.94	$0.67
Income per share - diluted	$0.43	$0.83	$0.60

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Years ending:
December 31, 2013	1,720,106
December 31, 2014	720,331
December 31, 2015	150,982
December 31, 2016	88,073

Total minimum lease payments	2,679,492

DESCRIPTION OF BUSINESS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	May 01, 2005
Variable Interest Entity [Line Items]
VIE consolidated carrying amount, liabilities		$ 300,000
Spreadtrum Beijing [Member]
Variable Interest Entity [Line Items]
Loans receivable, net				1,000,000
Ownership percentage of equity method investment			37.90%
VIE consolidated carrying amount, liabilities		299,648
Contributed capital			700,000
Individual Nominee [Member]
Variable Interest Entity [Line Items]
Ownership percentage of equity method investment			20.70%
PRC Nominees [Member]
Variable Interest Entity [Line Items]
Ownership percentage of equity method investment			62.10%
Variable Interest [Member]
Variable Interest Entity [Line Items]
Registered capital	$ 1,700,000

DESCRIPTION OF BUSINESS (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Spreadtrum Shanghai [Member]
Subsidiaries [Line Items]
Date of incorporation	Jul 18, 2001
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC
Spreadtrum USA [Member]
Subsidiaries [Line Items]
Date of incorporation	Jan 15, 2008
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	US
Spreadtrum Tianjin [Member]
Subsidiaries [Line Items]
Date of incorporation	Dec 9, 2010
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC
Spreadtrum Chongqing [Member]
Subsidiaries [Line Items]
Date of incorporation	Dec 31, 2010
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC
Telegent [Member]
Subsidiaries [Line Items]
Date of incorporation	Aug 2, 2011
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	Cayman Islands
MobilePeak [Member]
Subsidiaries [Line Items]
Date of incorporation	Sep 30, 2011
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	Cayman Islands
MobilePeak USA [Member]
Subsidiaries [Line Items]
Date of incorporation	Sep 30, 2011
Place of incorporation/acquisition	US
MobilePeak Shanghai [Member]
Subsidiaries [Line Items]
Date of incorporation	Sep 30, 2011
Place of incorporation/acquisition	PRC
Chengdu Chuanyue [Member]
Subsidiaries [Line Items]
Date of incorporation	Jun 30, 2012
Ownership percentage in subsidiary	89.20%
Place of incorporation/acquisition	PRC
Spreadtrum Beijing [Member]
Subsidiaries [Line Items]
Date of incorporation	Mar 30, 2005
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC

DESCRIPTION OF BUSINESS (Financial Information of VIE) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Variable Interest Entity [Line Items]
Total liabilities		$ 300,000
Spreadtrum Beijing [Member]
Variable Interest Entity [Line Items]
Total assets		1,267,325
Total liabilities		299,648
Revenues	193,842 [1]	1,412,581	[1]	1,372,675	[1]
Net income	$ 15,681	$ 62,514		$ 48,101

[1]	All of Spreadtrum Beijing's revenue during the years presented was derived from Spreadtrum Shanghai, another subsidiary of the Company, and was eliminated in full upon consolidation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Contract revenue	$ 461,000,000	$ 634,000,000	$ 286,000,000
Contract revenue percentage	64.00%	94.00%	83.00%
Impairment charges			4,500,000
Cash and cash equivalents, restricted cash and term deposits denominated in RMB	163,052,483	287,165,952
Shipping And Handling Cost Related To Sales [Member]
Accounting Policies [Line Items]
Shipping and handling costs	475,743	235,284	133,471
Shipping And Handling Cost Related To Inventory [Member]
Accounting Policies [Line Items]
Freight costs	$ 1,048,418	$ 1,275,668	$ 745,404

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Concentrated Receivables and Revenue) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	25.90%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	21.90%		44.30%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	19.30%		48.20%
Sales Revenue, Goods, Net [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	25.00%		18.50%		23.00%
Sales Revenue, Goods, Net [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	21.80%		16.70%		14.80%
Sales Revenue, Goods, Net [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent	16.00%			[1]		[1]
Sales Revenue, Goods, Net [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]	11.30%			[1]
Sales Revenue, Goods, Net [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]	11.20%			[1]
Sales Revenue, Goods, Net [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]		[1]	10.20%
Sales Revenue, Goods, Net [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentrated Risk Percent		[1]			11.60%

[1]	Less than 10% in the year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	30 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Computer Equipment And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Computer Equipment And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Office Furniture Equipment And Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Office Furniture Equipment And Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives, description	shorter of lease terms or expected useful life

ACQUISITIONS (Chengdu Chauanyue) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012 Chengdu Chuanyue [Member]	Jun. 30, 2012 Chengdu Chuanyue [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] Cash paid to settle liabilities [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] Cash Consideration Paid To Acquire Common Shares [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] In Process Research And Development [Member]	Dec. 31, 2012 Chengdu Chuanyue [Member] Software License And Copyright [Member]
Business Acquisition [Line Items]
Cash					$ 86,039
Other current assets					10,953
Property and equipments					53,647
Intangible assets									868,850
Intangible assets, not amortizable								1,869,305
Goodwill					2,699,607
Current liabilities					(1,012,707)
Non-controlling interests at fair value					(988,158)
Total cash consideration	$ 5,016,148	$ 132,150,813	$ 600,000		$ 3,587,536	$ 1,295,010	$ 2,292,526
Amortization period									5 years
Ownership percentage in subsidiary				73.00%	89.20%
Additional ownership acquired in subsidiary			16.20%

ACQUISITIONS (Mobile Peak) (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 MobilePeak [Member]	Oct. 31, 2012 MobilePeak [Member]	Dec. 31, 2011 MobilePeak [Member]	Sep. 30, 2011 MobilePeak [Member]	Jun. 30, 2011 MobilePeak [Member]	Dec. 31, 2011 MobilePeak [Member]	Dec. 31, 2011 MobilePeak [Member] Noncontrolling Interest [Member]	Oct. 31, 2012 MobilePeak [Member] Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Purchase consideration settled in cash	$ 5,016,148	$ 132,150,813				$ 43,800,000			$ 43,800,000
Payments to acquire businesses, net of cash acquired	4,930,109	47,856,256							42,700,000
Ownership percentage in subsidiary				100.00%	87.35%	86.90%	85.90%	48.50%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											12.65%
Cash consideration paid to acquire preference shares						27,237,151			27,237,151
Business acquisition, assumed obligation						12,956,439			12,956,439
Bridge loans								7,800,000
Loans receivable								5,200,000
Gains from previously held preference shares upon acquisition						1,460,353			1,460,353
Cash consideration paid to acquire ordinary shares						3,521,996			3,521,996
Payments to acqure additional interest in subsidiaries	673,568									100,000
Cash acquired from acquisition	(86,039)	(84,294,557)							1,100,000
Total purchase consideration						$ 45,413,435			$ 45,413,435

ACQUISITIONS (Mobile Peak) (Details) (MobilePeak [Member], USD $)	Dec. 31, 2011
Business Acquisition [Line Items]
Cash	$ 1,104,430
Other current assets	1,451,290
Property and equipments	917,795
Goodwill	31,334,875
Current liabilities	(7,191,080)
Deferred tax liabilities	(1,611,875)
Non-controlling interests at fair value	(2,692,000)
Total purchase consideration	45,413,435
Business Acquisition Estimated Fair Value:
Cash consideration paid to acquire preference shares	27,237,151
Pick-up of equity loss	(1,062,504)
Gains from previously held preference shares upon acquisition	1,460,353
Fair value of 48.5% preferred shares held	27,635,000
Cash consideration paid to acquire ordinary shares	3,521,996
Accelerated vesting of MobilePeak's employees stock options (charged to additional paid-in capital)	1,300,000
Cash paid to MobilePeak to settle its liabilities and to finance its operation	12,956,439
Total purchase consideration	45,413,435
Patented And Completed Technologies [Member]
Business Acquisition [Line Items]
Intangible assets	10,300,000
In Process Research And Development [Member]
Business Acquisition [Line Items]
Intangible assets, not amortizable	$ 11,800,000

ACQUISITIONS (Telegent) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011 Telegent [Member]	Dec. 31, 2011 Telegent [Member]	Dec. 31, 2011 Telegent [Member] Patented And Completed Technologies [Member]	Dec. 31, 2011 Telegent [Member] Software License [Member]
Business Acquisition [Line Items]
Cash				$ 83,190,127
Accounts receivable				1,632,862
Other current assets				3,929,107
Property and equipments				298,550
Indemnification asset				5,567,241
Other assets				110,097
Intangible assets					1,000,000	1,506,158
Goodwill				2,873,420
Current liabilities				(2,744,806)
Long-term tax liability				(5,567,241)
Total cash consideration	$ 5,016,148	$ 132,150,813		$ 91,795,515
Amortization period					5 years	5 years
Ownership percentage in subsidiary			100.00%

ACQUISITIONS (Unaudited Pro Forma Information for 2011 Acquisitions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial results
Revenue	$ 725,245,238	$ 674,255,890	$ 346,338,742
Net income attributable to Spreadtrum Communications, Inc.	93,311,649	134,454,976	67,194,438
Pro forma information
Revenue		681,789,612	392,868,093
Net income		107,326,539	1,352,827
Earnings per ordinary share: Basic		$ 0.73	$ 0.01
Earnings per ordinary share: Diluted		$ 0.65	$ 0.009
Amortization expense		1,300,000	1,300,000
MobilePeak [Member]
Financial results
Revenue		512,479
Net income attributable to Spreadtrum Communications, Inc.		(3,072,851)
Telegent [Member]
Financial results
Revenue		1,475,808
Net income attributable to Spreadtrum Communications, Inc.		26,012
Acquisitions [Member]
Financial results
Revenue		1,988,287
Net income attributable to Spreadtrum Communications, Inc.		$ (3,046,839)

INVENTORIES AND DEFERRED COSTS (Inventories and Deferred Costs) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES AND DEFERRED COSTS [Abstract]
Raw materials	$ 31,886,890	$ 20,560,078
Work in progress	18,232,622	5,504,571
Finished goods	78,638,816	67,157,355
Total inventories	128,758,328	93,222,004
Deferred costs	16,111,647	64,689,930
Total inventories and deferred costs	$ 144,869,975	$ 157,911,934

INVENTORIES AND DEFERRED COSTS (Movement of Written-Down Inventory And Deferred Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of written-down inventory and deferred costs
Beginning of year	$ 4,008,770	$ 4,335,613	$ 14,524,416
Inventory write-downs	889,131	3,652,506	1,918,214
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds	(56,421)	(154,164)	(6,426,808)
Removal of write-down inventory balance in connection with inventory sales with proceeds	(386,675)	(3,825,185)	(5,680,209)
End of year	4,454,805	4,008,770	4,335,613
Proceeds from write-down inventories discarded		7,808	31,260
Proceeds from write-down inventories sold	496,532	4,470,844	5,112,188
Increase in gross profit in connection with discard and sales of the written-down inventories	$ 496,532	$ 4,478,652	$ 5,143,448

PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET [Abstract]
Value-added tax refundable on export sales	$ 5,501,555		$ 812,379
Prepayments and deposits to vendors	4,722,288		2,446,185
Receivable from custodian to settle employees tax obligations related to RSUs	3,207,970		1,873,729
Prepaid royalty	3,076,784		265,362
Value-added tax recoverable	2,968,455		2,699,961
Interest receivable accrued on term deposits	1,581,013		2,279,268
Receivable from a supplier for quality issue (a)	1,418,121	[1]		[1]
Loan to third parties for R&D activities	1,113,674
Prepaid income tax			1,557,321
Other prepaid expenses and other current assets	4,081,512		2,399,692
Prepaid Expense and Other Assets, Current, Total	$ 27,671,372		$ 14,333,897

[1]	The $1.4 million receivable from a supplier for quality issue represents the amount that a third party supplier agrees to compensate the Company, as a result of a quality issue in connection with certain products the supplier manufactured.

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78,939,939	$ 63,876,194
Less: accumulated depreciation and amortization	(30,472,174)	(23,400,970)
Depreciable property and equipment, net	48,467,765	40,475,224
Construction in progress	2,871,270	1,051,436
Property and equipment, net	51,339,035	41,526,660
Depreciation and amortization expense	9,471,326	6,794,159	4,201,203
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,793,708	21,740,442
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,220,500	16,749,166
Office Furniture Equipment And Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,481,737	2,219,817
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,977,856	16,695,916
Leasehold And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,466,138	$ 6,470,853

FAIR VALUE MEASUREMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Estimated fair value of other long-term obligations.	$ 5,400,000	$ 5,500,000
Other long-term obligations	$ 5,222,772	$ 5,532,153
Weighted-average borrowing rate	3.35%	6.65%

ACQUIRED INTANGIBLE ASSETS, NET (Components of Acquired Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets, gross	$ 147,666,913	$ 116,241,959
Less: accumulated amortization	(52,409,353)	(35,713,434)
Less: accumulated impairment	(22,168,829)	(22,158,044)
Finite Assets, Net Book Value	59,419,426
Net book value, indefinite and finite	73,088,731	58,370,481
Acquired intangible asset amount	32,000,000	35,000,000
Amortization expense related to intangible assets	18,475,107	13,228,815	6,264,967
Completed technology acquired from Spreadtrum USA [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	28,695,000	28,695,000
Less: accumulated amortization	(5,875,653)	(4,749,282)
Less: accumulated impairment	(12,727,250)	(12,727,250)
Finite Assets, Net Book Value	10,092,097	11,218,468
Amortization period	15 years	15 years
Patented And Completed Technology Acquired From Telegent [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	1,000,000	1,000,000
Less: accumulated amortization	(283,333)	(83,333)
Less: accumulated impairment
Finite Assets, Net Book Value	716,667	916,667
Patented and completed technology acquired from MobilePeak [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	10,300,000	10,300,000
Less: accumulated amortization	(1,430,555)	(286,111)
Less: accumulated impairment
Finite Assets, Net Book Value	8,869,445	10,013,889
In-progress research and development acquired from MobilePeak [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Indefinite intangible assets gross amount	11,800,000	11,800,000
Less: accumulated amortization
Less: accumulated impairment
Indefinite Assets, Net Book Value	11,800,000	11,800,000
In -progress research and development acquired from Chengdu Chuanyue [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Indefinite intangible assets gross amount	1,869,305
Less: accumulated amortization
Less: accumulated impairment
Indefinite Assets, Net Book Value	1,869,305
Software License And Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Intangible assets gross amount	94,002,608	64,446,959
Less: accumulated amortization	(44,819,812)	(30,594,708)
Less: accumulated impairment	(9,441,579)	(9,430,794)
Finite Assets, Net Book Value	39,741,217	24,421,457
Amortization period	4 years 2 months 12 days	3 years 4 months 13 days
MobilePeak [Member] | Completed Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Amortization period	9 years	9 years
Telegent [Member] | Software License And Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Acquired finite-lived intangible assets	1,506,158	1,506,158
Telegent [Member] | Completed Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Amortization period	5 years	5 years
Chengdu Chuanyue [Member] | Software License And Technology [Member]
Finite Lived And Indefinite Intangible Assets [Line Items]
Acquired finite-lived intangible assets	$ 868,850

ACQUIRED INTANGIBLE ASSETS, NET (Amortization Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Impairment charges	$ 4,500,000
2013		20,176,787
2014		14,615,092
2015		7,818,242
2016		4,138,607
2017		3,310,886
2018 and thereafter		9,359,812
Acquired Itangible Asset Amount		$ 59,419,426

LONG-TERM INVESTMENTS (Schedule of Long-Term Investments) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Schedule of Investments [Line Items]
Long-term investments	$ 52,813,361		$ 13,494,327
Equity Method Investments [Member] | Zhanxiang [Member]
Schedule of Investments [Line Items]
Long-term investments	6,882,708	[1]	7,089,995	[1]
Equity Method Investments [Member] | Spreadzoom [Member]
Schedule of Investments [Line Items]
Long-term investments	4,681,944	[2]		[2]
Equity Method Investments [Member] | Company C1 [Member]
Schedule of Investments [Line Items]
Long-term investments	1,590,963	[3]		[3]
Equity Method Investments [Member] | Yun Zhi Lang [Member]
Schedule of Investments [Line Items]
Long-term investments	1,441,416	[4]		[4]
Equity Method Investments [Member] | Able [Member]
Schedule of Investments [Line Items]
Long-term investments	997,039	[5]		[5]
Cost-Method Investments [Member] | Micromax [Member]
Schedule of Investments [Line Items]
Long-term investments	10,000,000	[6]		[6]
Cost-Method Investments [Member] | Company C2 [Member]
Schedule of Investments [Line Items]
Long-term investments	8,500,000	[3]		[3]
Cost-Method Investments [Member] | Company G [Member]
Schedule of Investments [Line Items]
Long-term investments	7,812,430	[7]		[7]
Cost-Method Investments [Member] | Shanghai Mobil [Member]
Schedule of Investments [Line Items]
Long-term investments	2,963,965	[8]	2,956,720	[8]
Cost-Method Investments [Member] | Thunder Software [Member]
Schedule of Investments [Line Items]
Long-term investments	2,367,101			[9]
Cost-Method Investments [Member] | Zoom [Member]
Schedule of Investments [Line Items]
Long-term investments	2,900,000	[10]	2,900,000	[10]
Cost-Method Investments [Member] | Walden [Member]
Schedule of Investments [Line Items]
Long-term investments	1,000,000	[11]		[11]
Cost-Method Investments [Member] | Fingermedia & iFly [Member]
Schedule of Investments [Line Items]
Long-term investments	753,067	[12]		[12]
Cost-Method Investments [Member] | Others [Member]
Schedule of Investments [Line Items]
Long-term investments	$ 922,728		$ 547,612

[1]	In December 2009, Spreadtrum Shanghai entered into a joint venture agreement with three other parties to form a joint venture to develop a piece of land adjacent to the Company's corporate headquarters in Shanghai, China. The joint venture is named Shanghai Zhanxiang Electronics Technology Co., Ltd. ("Zhanxiang"). The registered capital of Zhanxiang is RMB193.5 million (approximately $28.3 million) and Spreadtrum Shanghai would inject capital of RMB46.5 million (approximately $6.8 million) in exchange of 24% equity interest. In December 2009, Spreadtrum Shanghai injected RMB2 million in cash (approximately $0.3 million) into Zhanxiang. Spreadtrum Shanghai paid a deposit of RMB46.5 million (approximately $6.8 million) for land use rights to this parcel of land in 2007 and recorded such deposit in other long-term assets as of December 31, 2009. Under a series of agreements entered into by Spreadtrum Shanghai with other investors of Zhanxiang in 2009, Spreadtrum Shanghai agreed to exchange, in substance, the deposit it had paid for the land use rights as its capital contribution into Zhanxiang. In February 2010, Spreadtrum Shanghai received a refund of its deposit for the land use rights in the amount of RMB46.5 million (approximately $6.8 million). Thereafter, Spreadtrum Shanghai injected RMB44.4 million (approximately $6.5 million) into Zhanxiang to complete the capital contribution for its 24% equity interest in Zhanxiang.
[2]	In May 2012, Speadtrum Tianjin acquired 10% equity interests in Spreadzoom Technologies Co., Ltd. ("Spreadzoom") at a cash consideration of RMB30,000,000 (approximately $4.8 million). The main activities of Spreadzoom are development of manufacturing and trading of mobile devices. Given the Company's ability to exercise significant influence over Spreadzoom via 2 board seats (out of a total of 7), Spreadzoom is considered a related party of the Company. During the year ended December 31, 2012, the Company earned an engineering service fee of $4.4 million from Spreadzoom, which is in the nature of a related party transaction.
[3]	In April 2012, the Company entered into agreements with a third party, as a result of which the Company made the following investments: In May 2012, Speadtrum Shanghai acquired 10% equity interest of Company C1, an independent design house, at a cash consideration of RMB10,000,000 (approximately $1.6 million). The Company holds 1 seat on the board of directors in Company C1 out of a total of 3 and, hence, able to exercise significant influence over Company C1. In July and August 2012, the Company acquired 10.0% equity interest of Company C2 at a cash consideration of $8,500,000. Company C2 had not commenced any significant operation as of December 31, 2012. In April 2013, the Company entered into share transfer agreements with other shareholders of Company C1 and Company C2, pursuant to which the Company would transfer its entire interests in Company C1 and Company C2 to the respective other shareholder at a price equivalent to the Company's original investment amount, i.e., RMB10 million and $8,500,000, respectively.
[4]	In May 2012, Spreadtrum Shanghai entered into a joint venture agreement with a third party, pursuant to which a joint venture named Yun Zhi Lang Science and Technology Co., Ltd ("Yun Zhi Lang") was incorporated. As of December 31, 2012, Spreadtrum Shanghai had invested RMB10,000,000 in cash (approximately $1.6 million) and certain self-developed technology in to Yun Zhi Lang and obtained equity interests of 45% in Yun Zhi Lang. As of December 31, 2012, Yun Zhi Lang had not commenced any significant operation activities.
[5]	In second quarter 2012, the Company obtained 30% equity interests in Able Agenios Limited ("Able"), a France based mobile software developer, at a cash consideration of EURO1 million (approximately, $1.1 million).
[6]	In March 2012, Spreadtrum acquired 1.2% equity interest of Micromax Informatics Limited ("Micromax"), an India based mobile device manufacturer, at a cash consideration of USD10,000,000.
[7]	In March 2012, the Company set up a joint venture ("Company G") with a joint venture partner. As of December 31, 2012, the Company had invested RMB48.6 million (approximately, $7.8 million) and held 5% equity interests in Company G and Company G had not commenced any significant operation activity. In March 2013, the Company entered into a share transfer agreement with the joint venture partner, pursuant to which the Company would transfer its entire interests in Company G to the joint venture partner at a price equivalent to the Company's original investment amount, i.e., RMB48.6 million.
[8]	In December 2010, Spreadtrum Tianjin acquired 4.0% equity interest of Shanghai Mobil Embedded Technology Co., Ltd. ("Shanghai Mobil") at a cash consideration of RMB18.6 million (approximately $2.8 million). The main activities of Shanghai Mobil are development of mobile phone related software platform, games and applications.
[9]	In June 2012, Speadtrum Tianjin acquired 3.0% equity interest of Thunder Software Technology Co., Ltd. ("Thunder Software") at a cash consideration of RMB 14,878,414 (approximately $2.4 million). Thunder Software is primarily engaged in the development and design of Android related software.
[10]	In October 2011, Spreadtrum acquired 8.3% equity interest of Zoom Technologies, Inc. ("Zoom") for cash consideration of $2.9 million. The main activities of Zoom are manufacturing, R&D and sale of the latest generation mobile phones and related products.
[11]	In May 2012, Speadtrum acquired 1.3% equity interest of Shanghai Walden Venture Capital Enterprise ("Walden"), a China based venture capital fund, at a cash consideration of USD 1,000,000.
[12]	In December 2012, the Company obtained 6% equity interests in Shenzhen Fingermedia Technology Co., Ltd ("Fingermedia") and Shenzhen iFly Communication Technology Co.,Ltd ("iFly"), who are handset original design manufacturers, with aggregate cash considerations of RMB4.7 million (approximately $0.8 million).

LONG-TERM INVESTMENTS (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010 Spreadtrum Shanghai [Member] Zhanxiang [Member]	Dec. 31, 2009 Spreadtrum Shanghai [Member] Zhanxiang [Member]	May 31, 2012 Spreadtrum Shanghai [Member] Company C1 [Member]	May 31, 2012 Spreadtrum Shanghai [Member] Yun Zhi Lang [Member]	Dec. 31, 2012 Spreadtrum Tianjin [Member] Spreadzoom [Member]	May 31, 2012 Spreadtrum Tianjin [Member] Spreadzoom [Member]	Dec. 31, 2010 Spreadtrum Tianjin [Member] Shanghai Mobil [Member]	Jun. 30, 2012 Spreadtrum Tianjin [Member] Thunder Software [Member]	Jun. 30, 2012 Spreadtrum [Member] Able [Member]	Mar. 31, 2012 Spreadtrum [Member] Micromax [Member]	Aug. 31, 2012 Spreadtrum [Member] Company C2 [Member]	Dec. 31, 2012 Spreadtrum [Member] Company G [Member]	Oct. 31, 2011 Spreadtrum [Member] Zoom [Member]	May 31, 2012 Spreadtrum [Member] Walden [Member]	Dec. 31, 2012 Spreadtrum [Member] Fingermedia & iFly [Member]
Schedule of Investments [Line Items]
Registered Capital					$ 28,300,000
Contributed Capital				6,800,000
Consideration paid in cash				6,500,000	300,000	1,600,000	1,600,000		4,800,000	2,800,000	2,400,000	1,100,000	10,000,000	8,500,000	7,800,000	2,900,000	1,000,000	800,000
Cost method investment, ownership percentage										4.00%	3.00%		1.20%	10.00%	5.00%	8.30%	1.30%	6.00%
Additional cash payment to acquire interest in entity	673,568
Equity method investment, ownership percentage				24.00%	24.00%	10.00%	45.00%		10.00%			30.00%
Deposit for land rights				(6,800,000)	6,800,000
Engineering service fee revenue								4,400,000
Equity investment loss	$ (600,386)	$ (1,184,716)	$ (114,560)

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount of goodwill
Balance, beginning of year	$ 68,553,254	$ 34,344,959
Acquisitions	2,699,607	34,208,295
Balance, end of year	71,252,861	68,553,254	34,344,959
Accumulated impairment loss
Balance, beginning of year	(32,344,959)	(32,344,959)
Balance, end of year	(32,344,959)	(32,344,959)	(32,344,959)
Net carrying amount
Balance, beginning of year	36,208,295	2,000,000
Balance, end of year	38,907,902	36,208,295	2,000,000
Spreadtrum USA [Member]
Gross amount of goodwill
Balance, beginning of year	34,344,959	34,344,959
Acquisitions
Balance, end of year	34,344,959	34,344,959
Accumulated impairment loss
Balance, beginning of year	(32,344,959)	(32,344,959)
Balance, end of year	(32,344,959)	(32,344,959)
Net carrying amount
Balance, beginning of year	2,000,000	2,000,000
Balance, end of year	2,000,000	2,000,000
Mobile Peak [Member]
Gross amount of goodwill
Balance, beginning of year	31,334,875
Acquisitions		31,334,875
Balance, end of year	31,334,875	31,334,875
Accumulated impairment loss
Balance, beginning of year
Balance, end of year
Net carrying amount
Balance, beginning of year	31,334,875
Balance, end of year	31,344,875	31,334,875
Telegent [Member]
Gross amount of goodwill
Balance, beginning of year	2,873,420
Acquisitions		2,873,420
Balance, end of year	2,873,420	2,873,420
Accumulated impairment loss
Balance, beginning of year
Balance, end of year
Net carrying amount
Balance, beginning of year	2,873,420
Balance, end of year	2,873,420	2,873,420
Chengdu Chuanyue [Member]
Gross amount of goodwill
Balance, beginning of year
Acquisitions	2,699,607
Balance, end of year	2,699,607
Accumulated impairment loss
Balance, beginning of year
Balance, end of year
Net carrying amount
Balance, beginning of year
Balance, end of year	$ 2,699,607

OTHER LONG TERM ASSETS (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Other Assets [Line Items]
Prepayment for use right of certain equipment	$ 5,000,000	[1]	$ 3,000,000	[1]
Rental deposits and others	484,767		586,701
Other Assets, Noncurrent, Total	5,484,767		3,586,701
Technical Cooperation Agreement [Member]
Other Assets [Line Items]
Contractual obligation	5,000,000		5,000,000
Cash payment for obligation	$ 5,000,000		$ 3,000,000

[1]	In October 2011, the Company entered into a Technical Cooperation Agreement with a third party, pursuant to which the Company and the third party would jointly set up a laboratory, for the purpose of testing in connection with the next generation telecommunication techniques. The Company's obligation is to contribute cash of $5 million, which is estimated to be approximately half the expenditure budget to set up the laboratory. The laboratory will be jointly owned by the Company and the third party. As of December 31, 2012, the Company had contributed $5 million in cash. The construction of the laboratory was completed in early 2013 and the Company will amortize the prepayment over the expected life of the laboratory of three years from 2013.

SHORT-TERM AND LONG-TERM LOANS (Short Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Short-term bank borrowings	$ 14,089,777	$ 64,013,835
Long-term bank borrowings - current portion		47,612,246
Short-term Debt, Total	14,089,777	111,626,081
Restricted cash	$ 15,800,000	$ 69,900,000
Average interest rate	2.48%	2.84%

SHORT-TERM AND LONG-TERM LOANS (Long Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Apr. 01, 2009
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Long-term bank borrowings	$ 70,000,000	$ 50,000,000	$ 20,000,000	$ 47,612,246
Less current portion				(47,612,246)
Non-current portion	70,000,000
Effective interest rate		3.26%	3.57%	6.65%	5.40%
Long-term restricted cash		$ 53,800,000	$ 10,000,000
LIBOR spread		2.20%	2.50%

OTHER LONG-TERM OBLIGATIONS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER LONG-TERM OBLIGATIONS [Abstract]
Weighted Average Discount Rate, Percent	5.44%	6.65%
Accretion Expense	$ 327,608	$ 352,876	$ 346,777

OTHER LONG-TERM OBLIGATIONS (Installments Payable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities [Line Items]
2012		$ 816,307
2013	1,399,339	895,510
2014	1,669,369	1,344,332
2015	1,427,640	1,275,458
After 2015	2,125,763	2,016,853
Intangible Asset Obligation, Total	6,622,111	6,348,460
Less: Current portion of other long-term obligations	1,399,339	816,307
Non-current portion of other long-term obligations	5,222,772	5,532,153
Face Value [Member]
Other Liabilities [Line Items]
2012		839,236
2013	1,403,870	948,391
2014	1,776,182	1,500,000
2015	1,595,000	1,500,000
After 2015	2,500,000	2,500,000
Intangible Asset Obligation, Total	7,275,052	7,287,627
Less: Current portion of other long-term obligations	1,403,870	839,236
Non-current portion of other long-term obligations	$ 5,871,182	$ 6,448,391

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details) (USD $)	3 Months Ended							12 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Research and Development Expense [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2012 Research And Development Chinese Subsidies [Member]	Dec. 31, 2011 Research And Development Chinese Subsidies [Member]	Dec. 31, 2010 Research And Development Chinese Subsidies [Member]	Dec. 31, 2012 Reduction Of Equipment Cost [Member]	Dec. 31, 2011 Reduction Of Equipment Cost [Member]	Dec. 31, 2010 Reduction Of Equipment Cost [Member]	Dec. 31, 2012 Accrued Expenses And Other Current Liabilities [Member]	Dec. 31, 2011 Accrued Expenses And Other Current Liabilities [Member]	Dec. 31, 2011 Multi Party Contract [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2011 Carried Forward Subsidies from 2010 [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2009 Subsidies Amount Per Contract [Member]	Dec. 31, 2012 Research And Development Agreement With Third Parties [Member]	Dec. 31, 2011 Research And Development Agreement With Third Parties [Member]	Dec. 31, 2010 Research And Development Agreement With Third Parties [Member]	Dec. 31, 2012 Subsidies Received From Telecommunication Operator [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2011 Subsidies Received From Telecommunication Operator [Member] Spreadtrum Shanghai [Member]	Dec. 31, 2009 Subsidies Received From Telecommunication Operator [Member] Spreadtrum Shanghai [Member]
Accrued Liabilities And Other Liabilities [Line Items]
Research and development								$ 139,461,651	$ 117,301,916	$ 58,686,993													$ 34,000,000	$ 25,000,000	$ 7,000,000
Government subsidies received that have been applied to off-setting equipment cost															10,774,389	159,043	326,628
Government subsidies received that have been applied to off-setting research and development expenses												23,405,006	2,872,830	5,000,912
Subsidies received for product development that have been applied to off-setting research and development expenses - carried forward from 2009											2,900,000
Subsidies received for product development that have been applied to off-setting research and development expenses - carried forward from 2010																					2,900,000
Subsidies received for product development that have been applied to off-setting research and development expenses																				7,400,000						1,500,000	10,300,000
Subsidies received for product development																						2,900,000					7,400,000	5,700,000
Subsidies received												24,200,000	20,000,000	11,400,000
Royalty expense included in cost of revenue								34,147,918	23,929,672	14,439,235
Accrued research and development expenses	4,961,094				7,149,883			4,961,094	7,149,883														5,000,000	7,100,000
Dividends declared but unpaid					4,725,846				4,725,846
Cash dividends declared per share	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.05	$ 0.05
Government subsidies (a)	$ 14,247,967				$ 24,170,765			$ 14,247,967	$ 24,170,765									$ 14,247,967	$ 24,170,765

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Components Of Accrued Expenses And Other Current Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Government subsidies (a)	$ 14,247,967	$ 24,170,765
Accrued employee compensation	13,612,069	15,091,608
Accrued royalty (b)	8,687,456	6,562,351
Accrued contingent loss relating to litigations (Note 22)	5,467,425	888,762
Accrued research and development expenses (c)	4,961,094	7,149,883
Employee individual income tax payable withheld	2,525,437	2,264,751
Accrued warranty (d)	993,178	1,199,348	427,581	136,239
Customer deposits	945,684	1,244,111
Accrued professional service fee	641,525	1,566,687
Dividend payable (e)		4,725,846
Other accrued expenses and current liabilities	1,407,664	1,790,078
Accrued expenses and other current liabilities, total	$ 53,489,499	$ 66,654,190

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Change In Accrued Warranty) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Balance as of beginning of year	$ 1,199,348	$ 427,581	$ 136,239
Warranty provision	1,783,204	2,055,371	1,206,018
Warranty cost incurred	(1,988,374)	(1,283,604)	(914,676)
Balance as of end of year	$ 993,178	$ 1,199,348	$ 427,581

SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 725,245,238	$ 674,255,890	$ 346,338,742
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	651,291,010	636,898,061	310,317,223
Mainland China, excluding Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	69,978,576	33,434,556	27,730,120
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,975,652	$ 3,923,273	$ 8,291,399

INCOME TAXES (Tax Status) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Effective income tax rate	10.00%	10.00%	11.00%
Preferential income tax rate for new and high technology enterprises	15.00%
Spreadtrum Shanghai [Member]
Income Tax Disclosure [Line Items]
Foreign statutory income tax rate	15.00%	12.00%	11.00%
Preferential foreign statutory income tax rate		12.00%	11.00%	10.00%
Tax rate reduction under preferential tax treatment	50.00%
Spreadtrum Tianjin [Member]
Income Tax Disclosure [Line Items]
Tax rate reduction under preferential tax treatment	50.00%
Spreadtrum USA [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate	34.00%
State income taxes, net of federal tax benefit	8.84%
Effective income tax rate	39.80%
Transitional Rate [Member] | Spreadtrum Shanghai [Member]
Income Tax Disclosure [Line Items]
Preferential foreign statutory income tax rate		24.00%	22.00%	20.00%

INCOME TAXES (Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC current tax	$ 9,380,045	$ 16,465,233	$ 8,619,367
PRC deferred tax	512,458	(1,265,238)	(500,015)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	9,892,503	15,199,995	8,119,352
US current tax	87,823	42,487	10,243
US deferred tax		(150,000)
Income Tax Expense (Benefit), Continuing Operations, Total	87,823	(107,513)	10,243
Total provison for income taxes	$ 9,980,326	$ 15,092,482	$ 8,129,595

INCOME TAXES (Deferred Income Tax) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Research and development credits	$ 6,056,361	$ 5,318,863
Reserves and accruals recognized in different periods	4,307,914	3,987,803
Fixed assets basis difference	67,872	10,782
Tax loss carrying forward	18,613,655	14,331,511
Other	662,072	549,690
Deferred tax assets, gross	29,707,874	24,198,649
Less: valuation allowance	(26,487,250)	(20,465,567)
Deferred tax assets, net	3,220,624	3,733,082
Net deferred tax assets - current	2,449,719	2,913,678
Net deferred tax assets - non-current	770,905	819,404
Timing difference relating to intangible assets arising from a business combination	(1,611,875)	(1,611,875)
Net change in deferred tax assets	500,000	1,300,000
Net change in deferred tax liabilities		1,600,000
Loss carryforward	$ 79,700,000	$ 69,700,000
Tax loss expiration date, start	2014	2014
Tax loss expiration date, end	2028	2028
Research and development credit expiration date, start	2021	2021
Research and development credit expiration date, end	2032	2031

INCOME TAXES (Net Changes In Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
At beginning of year	$ (20,465,567)	$ (10,467,345)	$ (12,516,415)
Current year (additions) reversals	(4,869,677)	(531,147)	2,088,117
Effect of exchange rate changes	(18,040)		(39,047)
At end of year	(26,487,250)	(20,465,567)	(10,467,345)
MobilePeak [Member]
Valuation Allowance [Line Items]
Acquisition of Entity		(9,467,075)
Chengdu Chuanyue [Member]
Valuation Allowance [Line Items]
Acquisition of Entity	$ (1,133,966)

INCOME TAXES (Uncertain Tax Positions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Unrecognized Tax Benefits, Beginning Balance	$ 6,999,344	$ 3,061,977	$ 2,583,981
Gross increases - tax positions in current period	276,245	455,783	477,996
Lapse of statute of limitations		(45,446)
Gross increase - arising from acquisition of Telegent		5,567,241
Release of prior year tax positions		(2,040,211)
Unrecognized Tax Benefits, Ending Balance	7,275,589	6,999,344	3,061,977
Potential benefits which, if recognized, would affect the effective tax rate on earnings	5,700,000	5,700,000	2,100,000
Interest accrued		200,000	200,000
Amount income tax liability expected to decrease for unrecognized tax benefits within the next 12 months	$ 2,200,000

INCOME TAXES (Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC statutory Income Tax Rate	25.00%	25.00%	25.00%
Effect of different tax rate of Holding and subsidiaries	(5.00%)	(11.00%)	(12.00%)
Effect of tax rates in foreign jurisdictions	5.00%	6.00%	6.00%
Expense not deductible for tax purpose	(2.00%)	(1.00%)	(1.00%)
Benefit of tax holiday	(16.00%)	(7.00%)	(3.00%)
Change in valuation allowance	4.00%	0.00%	(2.00%)
Release of prior year uncertain tax position	0.00%	(1.00%)	0.00%
Other	(1.00%)	(1.00%)	(2.00%)
Effective income tax rate	10.00%	10.00%	11.00%

INCOME TAXES (Tax Holiday) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Tax holiday aggregate amount	$ (16,860,720)	$ (10,266,362)	$ (9,089,241)
Earnings Per Share, Basic [Member]
Income Tax Holiday [Line Items]
Tax holiday per share effect	$ (0.12)	$ (0.07)	$ (0.06)
Earnings Per Share, Diluted [Member]
Income Tax Holiday [Line Items]
Tax holiday per share effect	$ (0.11)	$ (0.07)	$ (0.06)

SHARE REPURCHASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Repurchase Program [Line Items]
Treasury stock, ordinary shares	5,169,771	8,444,997
Share Repurchase Program One [Member]
Share Repurchase Program [Line Items]
Cash consideration for shares repurchased		$ 35,711,684
Share Repurchase Program Two [Member]
Share Repurchase Program [Line Items]
Cash consideration for shares repurchased	31,005,333	4,394,648
ADS [Member] | Share Repurchase Program One [Member]
Share Repurchase Program [Line Items]
Stock repurchase program, shares approved for repurchase		100,000,000
Shares repurchased		2,605,571
ADS [Member] | Share Repurchase Program Two [Member]
Share Repurchase Program [Line Items]
Stock repurchase program, shares approved for repurchase		$ 50,000,000
Shares repurchased	1,513,829	209,428
Ordinary Shares [Member] | Share Repurchase Program One [Member]
Share Repurchase Program [Line Items]
Shares repurchased		7,816,713
Ordinary Shares [Member] | Share Repurchase Program Two [Member]
Share Repurchase Program [Line Items]
Shares repurchased	4,541,487	628,284

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Options Vesting Over Four Years [Member]	Dec. 31, 2012 2001 Plan [Member]	Dec. 31, 2007 2001 Plan [Member]	Dec. 31, 2001 2001 Plan [Member]	Dec. 31, 2012 2007 Plan [Member]	Dec. 31, 2011 2007 Plan [Member]	Dec. 31, 2010 2007 Plan [Member]	Dec. 31, 2007 2007 Plan [Member]	Dec. 31, 2012 2007 Plan [Member] Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	27,125										5,100,000				15,000,000
Vesting period for plan									4 years
Vesting percentage after first year										25.00%
Remaining vesting percentage in the remaining vesting period										75.00%
Ordinary shares, shares authorized	550,000,000	550,000,000								35,922,737		44,500,264	40,860,293	32,311,763
Outstanding stock options	17,061,602					17,061,602	18,006,007		2,037,184							15,024,418
RSUs outstanding				11,578,741	13,113,228
Compensation expense	$ 25,460,858	$ 16,393,014	$ 10,285,561
Unrecognized compensation cost related to non-vested employee options	$ 9,047,127			$ 44,490,874
Unrecognized compensation cost, recognition period	1 year 1 month 2 days			1 year 3 months 7 days
Number of options issued	1,304,911	2,400,000	2,596,663			1,304,911		300,000
Weighted average exercise price of options granted	$ 4.74	$ 5.55	$ 2.51			$ 4.74

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Option Activity 2001 and 2007 Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options outstanding
Granted	1,304,911	2,400,000	2,596,663
Balance at December 31, 2012	17,061,602
Weighted average exercise price
Granted	$ 4.74	$ 5.55	$ 2.51
Stock Option [Member]
Number of options outstanding
Balance at December 31, 2011	18,006,007
Granted	1,304,911
Exercised	(2,139,576)
Forfeited	(109,740)
Balance at December 31, 2012	17,061,602
Weighted average exercise price
Balance at December 31, 2011	$ 1.73
Granted	$ 4.74
Exercised	$ 0.88
Forfeited	$ 0.77
Balance at December 31, 2012	$ 2.07

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Additional Information Regarding Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Options outstanding	17,061,602
Stock Option [Member]
Number of options
Options outstanding	17,061,602	18,006,007
Options vested and expected to vest	12,960,862
Options exercisable	12,929,131
Weighted average exercise price
Options outstanding	$ 2.07	$ 1.73
Options vested and expected to vest	$ 2.15
Options exercisable	$ 1.55
Weighted average remaining contractual life
Options outstanding	5 years 1 month 28 days
Options vested and expected to vest	5 years 2 months 19 days
Options exercisable	5 years 5 months 9 days
Aggregate intrinsic value
Options outstanding	$ 64,832,981
Options vested and expected to vest	48,292,355
Options exercisable	$ 55,848,321

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Grant Date [Line Items]
Number of options issued	1,304,911	2,400,000	2,596,663
Intrinsic value of options exercised during the period	$ 11,415,868	$ 15,527,919	$ 9,427,181
Weighted-average fair value of options granted	$ 2.66	$ 3.53	$ 1.72
Weighted average exercise price of options granted	$ 4.74	$ 5.55	$ 2.51
March 19, 2010 [Member]
Grant Date [Line Items]
Grant Date			2010-03-19
Number of options issued			895,000
Weighted average exercise price of options granted			$ 2.03
May 14, 2010 [Member]
Grant Date [Line Items]
Grant Date			2010-05-14
Number of options issued			1,701,663
Weighted average exercise price of options granted			$ 2.76
June 6, 2011 [Member]
Grant Date [Line Items]
Grant Date		2011-06-06
Number of options issued		2,400,000
Weighted average exercise price of options granted		$ 5.55
March 14, 2012 [Member]
Grant Date [Line Items]
Grant Date	2012-03-14
Number of options issued	704,911
Weighted average exercise price of options granted	$ 5.02
April 20, 2012 [Member]
Grant Date [Line Items]
Grant Date	2012-04-20
Number of options issued	600,000
Weighted average exercise price of options granted	$ 4.4

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Option Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	1.41%	1.95%	2.67%
Expected life	6 years 2 months 16 days	5 years 9 months 7 days	6 years 29 days
Expected volatility rate, minimum			77.00%
Expected volatility rate, maximum	71.00%	72.00%	79.00%
Dividend yield	$ 1.74
Number of options issued	1,304,911	2,400,000	2,596,663
Weighted average exercise price of options granted	$ 4.74	$ 5.55	$ 2.51
Compensation expense	25,460,858	16,393,014	10,285,561
Options outstanding	17,061,602
Part-time Employees and Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued			300,000
Weighted average exercise price of options granted			$ 2.76
Compensation expense	$ 252,978	$ 283,344	$ 544,111
Options outstanding	1,849,663
Options exercisable	1,738,025

STOCK OPTIONS AND RESTRICTED SHARE UNITS (RSU Granted) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of RSU's issued
Granted	3,618,604	9,465,783	3,434,990
Fair value on grant date
Granted	$ 5.47
Aggregate grant-date fair value for RSUs	$ 19,800,000	$ 53,200,000	$ 7,990,000
Number of RSUs vested in period	4,837,002	2,098,377	2,627,178
Grant-date fair value of vested RSU's	20,700,000	6,130,000	5,970,000
Fair value at vesting date for RSUs	$ 29,700,000	$ 13,900,000	$ 8,070,000
March 19, 2010 [Member]
Grant date
Granted			2010-03-19
Number of RSU's issued
Granted			2,539,750
Fair value on grant date
Granted			$ 2.03
August 5, 2010 [Member]
Grant date
Granted			2010-08-05
Number of RSU's issued
Granted			895,240
Fair value on grant date
Granted			$ 3.17
January 4, 2011 [Member]
Grant date
Granted		2011-01-04
Number of RSU's issued
Granted		3,004,983
Fair value on grant date
Granted		$ 6.08
June 28, 2011 [Member]
Grant date
Granted		2011-06-28
Number of RSU's issued
Granted		4,360,800
Fair value on grant date
Granted		$ 4.16
November 22, 2011 [Member]
Grant date
Granted		2011-11-22
Number of RSU's issued
Granted		2,100,000
Fair value on grant date
Granted		$ 8
March 14, 2012 [Member]
Grant date
Granted	2012-03-14
Number of RSU's issued
Granted	704,911
Fair value on grant date
Granted	$ 5.02
May 2, 2012 [Member]
Grant date
Granted	2012-05-02
Number of RSU's issued
Granted	1,408,443
Fair value on grant date
Granted	$ 4.58
June 21, 2012 [Member]
Grant date
Granted	2012-06-21
Number of RSU's issued
Granted	700,680
Fair value on grant date
Granted	$ 5.81
November 3, 2012 [Member]
Grant date
Granted	2012-11-03
Number of RSU's issued
Granted	804,570
Fair value on grant date
Granted	$ 7.16

STOCK OPTIONS AND RESTRICTED SHARE UNITS (RSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average grant-date value
Unrecognized compensation cost, recognition period	1 year 1 month 2 days
Restricted Stock Units (RSUs) [Member]
Number of RSUs outstanding
Unvested balance at December 31, 2011	13,113,228
Granted	3,618,604	9,465,783	3,434,990
Vested	4,837,002	2,098,377	2,627,178
Forfeited	316,089
Unvested balance at December 31, 2012	11,578,741	13,113,228
Weighted-average grant-date value
Unvested balance at December 31, 2011	$ 4.47
Granted	$ 5.47
Vested	$ 4.29
Forfeited	$ 5.76
Unvested balance at December 31, 2012	$ 4.82	$ 4.47
Unrecognized compensation cost related to unvested restricted shares	$ 44,490,874
Unrecognized compensation cost, recognition period	1 year 3 months 7 days

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Future Issuance) (Details)	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	17,061,602
Ordinary shares available for grant	27,125
Total shares available for future issuance	28,667,468
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding	11,578,741	13,113,228

STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Options And RSUs Based on Milestones) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Share-based compensation	$ 25,460,858	$ 16,393,014	$ 10,285,561
Number of options issued	1,304,911	2,400,000	2,596,663
Milestones [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
RSUs granted to employees based on milestones	705,051	967,050
Aggregate grant-date fair value of RSUs	4,100,000	7,800,000
Options and RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Share-based compensation	$ 5,800,000
ADS [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Number of options issued	200,000
Ordinary Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Number of options issued	600,000

DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Distribution Of Profits [Line Items]
Statutory reserve	$ 16,714,871	$ 12,754,349
PRC Subsidiaries [Member]
Distribution Of Profits [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital	50.00%	50.00%
Statutory reserve	16,714,871	12,754,349
Restricted net assets of PRC subsidiaries	$ 58,500,000	$ 54,600,000

RETIREMENT PLAN (Details) (Foreign Pension Plans, Defined Benefit [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plan contribution	$ 5,471,630	$ 3,947,464	$ 2,438,199
Maximum employee contribution percentage	15.00%

EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income attributable to holders of ordinary shares	$ 93,311,649	$ 134,454,976	$ 67,194,438
Weighted-average shares outstanding - basic	139,995,702	143,312,424	141,739,261
Weighted average shares outstanding - diluted	156,173,054	162,702,055	157,342,529
Income per share - basic	$ 0.67	$ 0.94	$ 0.47
Income per share - diluted	$ 0.6	$ 0.83	$ 0.43
Stock options excluded in the computation of diluted earnings per share due to their anti-dilutive effect	1,673,633	1,367,671	466,474
Stock Options [Member]
Earnings Per Share [Line Items]
Potential dilutive shares	11,126,057	13,047,931	12,074,708
Restricted Stock Units (RSUs) [Member]
Earnings Per Share [Line Items]
Potential dilutive shares	5,051,295	6,341,700	3,528,560

COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
December 31, 2013	$ 1,720,106
December 31, 2014	720,331
December 31, 2015	150,982
December 31, 2016	88,073
Total minimum lease payments	2,679,492
Rental expenses under operating leases	$ 1,862,918	$ 1,576,523	$ 1,273,525

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2010 Loss Contingencies on Legal Cases [Member]	Dec. 31, 2012 Loss Contingencies on Legal Cases [Member]	Oct. 31, 2012 Loss Contingencies on Legal Cases [Member]	Dec. 31, 2012 Intellectual Property [Member]	Dec. 31, 2012 Commitment To Purchase Software [Member]	Mar. 31, 2013 Cost-Method Investments [Member]	Dec. 31, 2012 Cost-Method Investments [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount				$ 16,100,000	$ 1,200,000		$ 3,200,000
Payments to acquire investments						2,100,000
Loss Contingencies [Line Items]
Amount of claim filed against the company	1,700,000
Potential loss for arbitration case	800,000	5,500,000	(80,000)
Estimated loss, minimum		4,000,000
Estimated loss, maximum		$ 8,000,000

SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Value of shares repurchased during the period		$ (31,005,333)	$ (40,106,332)
Dividends declared but unpaid			4,725,846
Subsequent Event [Member]
Subsequent Event [Line Items]
Cancelled shares (in Shares)	5,100,000
Dividends declared, amount per share	$ 0.0333
Subsequent Event [Member] | ADS [Member]
Subsequent Event [Line Items]
Cancelled shares (in Shares)	1,700,000
Value of shares repurchased during the period		1,500,000	200,000
Dividends declared, amount per share	$ 0.1
Dividends declared but unpaid	$ 4,900,000